UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

        California Money Fund

        Federal Trust Fund

        FedFund

        MuniCash

        MuniFund

        New York Money Fund

        TempCash

        TempFund

        T-Fund

        Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	California Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 86.9%

California — 86.9%(a)
Abag Finance Authority for Nonprofit Corp., Series 2011A, RB, VRDN (Freddie Mac LOC), 0.65%, 08/07/18	USD	100	$100,000
California Educational Facilities Authority (California Institute of Technology), Series 2006B, RB, VRDN, 0.54%, 08/07/18		1,200	1,200,000
California Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2009B, RB, VRDN (U.S. Bank NA LOC), 0.65%, 08/07/18		1,300	1,300,000
California Pollution Control Financing Authority (Pacific Gas & Electric Co.), Series 1996C, RB, VRDN (Mizuho Bank Ltd. LOC), 1.40%, 08/01/18		1,200	1,200,000
Chaffey California Joint Union High School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0548, GO, VRDN (Royal Bank of Canada LIQ), 0.97%, 08/07/18(b)(c)		1,700	1,700,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-2, RB, VRDN (Bank of America NA LOC), 0.71%, 08/07/18		1,290	1,290,000
City of Modesto, Series 2008A, COP, VRDN (JP Morgan Chase Bank NA LOC), 0.75%, 08/07/18		400	400,000
Hartnell Community College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 0.96%, 08/07/18(b)		295	295,000
Imperial Irrigation District Electric Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0611, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.95%, 08/07/18(b)(c)		300	300,000
Los Angeles County Housing Authority (Lincoln Malibu Meadows II LP), Series 1998C, RB, VRDN (Fannie Mae LIQ), 0.70%, 08/07/18		2,599	2,599,000
Los Angeles County Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2532, RB, VRDN (Citibank NA LIQ), 0.90%, 08/07/18(b)(c)		1,570	1,570,000
Los Angeles Department of Water & Power, Series 2001, Sub-Series B-3, RB, VRDN (Barclays Bank plc SBPA), 1.20%, 08/01/18		800	800,000
Los Angeles Department of Water & Power, Series 2001B, Sub-Series B-3, RB, VRDN (Royal Bank of Canada SBPA), 0.50%, 08/07/18		300	300,000
Los Angeles Department of Water & Power, Series 2001B, Sub-Series B-7, RB, VRDN (TD Bank NA SBPA), 0.53%, 08/07/18		125	125,000

Security		Par (000)	Value
California (continued)
Los Angeles Department of Water & Power (Water System Revenue Bonds), Series 2001B, Sub-Series B-5, RB, VRDN (TD Bank NA SBPA), 0.53%, 08/07/18	USD	175	$175,000
Northern California Power Agency (Hydroelectric Project), Series 2008A, RB, VRDN (Bank of Montreal LOC), 0.69%, 08/07/18		1,775	1,775,000
Riverside County Asset Leasing Corp. (Southwest Justice Center Refunding), Series 2008A, RB, VRDN (Wells Fargo Bank NA LOC), 0.72%, 08/07/18		1,700	1,700,000
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.75%, 08/07/18		1,655	1,655,000
San Diego County Regional Transportation Commission, Series 2008A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.63%, 08/07/18		250	250,000
San Diego County Regional Transportation Commission, Series 2008C, RB, VRDN (Bank of America NA SBPA), 0.75%, 08/07/18		500	500,000
San Diego Housing Authority (Hillside Garden Apartment), Series 2004C, RB, VRDN (Fannie Mae LOC), 0.70%, 08/07/18		1,085	1,085,000
San Diego Housing Authority (Park & Market Apartments Obligated Group), Series 2017A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.72%, 08/07/18		1,745	1,745,000
San Francisco California Bay Area Rapid Transit District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF2449, GO, VRDN (Citibank NA LIQ), 0.90%, 08/07/18(b)(c)		200	200,000
San Francisco City & County Airport Commission San Francisco International Airport, Series 2018B, RB, VRDN (Barclays Bank plc LOC), 0.73%, 08/07/18		2,100	2,100,000
San Francisco City & County Public Utilities Commission Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0607, RB, VRDN (TD Bank NA LIQ), 0.94%, 08/07/18(b)(c)		1,100	1,100,000
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay North Public Improvements), Series 2002, VRDN (Bank of America NA LOC), 0.71%, 08/07/18		500	500,000
San Jose California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2534, GO, VRDN (Citibank NA LIQ), 0.90%, 08/07/18(b)(c)		1,100	1,100,000
Santa Clara Valley Transportation Authority (Silicon Valley Rapid Transit Project), Series 2008C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.75%, 08/07/18		1,525	1,525,000
Santa Clara Valley Transportation Authority (Silicon Valley Rapid Transit Project), Series 2008D, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.55%, 08/07/18		150	150,000
State of California, Series 2005A1, GO, VRDN (Royal Bank of Canada LOC), 0.62%, 08/07/18		360	360,000
State of California, Series 2005A3, GO, VRDN (Mizuho Bank Ltd. LOC), 0.73%, 08/07/18		175	175,000
State of California, Series 2005B1, GO, VRDN (Royal Bank of Canada LOC), 0.62%, 08/07/18		985	985,000

1

Schedule of Investments (unaudited) (continued) July 31, 2018	California Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
California (continued)
University of California, Series 2013AL-1, RB, VRDN, 0.65%, 08/07/18	USD	1,100	$1,100,000
University of California, Series 2013AL-4, RB, VRDN, 0.63%, 08/07/18		400	400,000

Total Municipal Bonds — 86.9% (Cost: $31,759,000)			31,759,000

Total Investments — 86.9% (Cost: $31,759,000)			31,759,000
Other Assets Less Liabilities — 13.1%			4,794,457

Net Assets — 100.0%			$36,553,457

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2

Schedule of Investments (unaudited) (continued) July 31, 2018	California Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$31,759,000	$—	$31,759,000

(a)	See above Schedule of Investments for values in each state.

During the period ended July 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) July 31, 2018	Federal Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 57.6%
Federal Farm Credit Bank Discount Notes(a):
2.08%, 11/27/18	USD	22,025	$21,876,282
2.15%, 01/15/19		31,070	30,764,444
2.17%, 01/16/19		30,000	29,700,400
2.27%, 03/11/19		15,295	15,085,611
2.28%, 03/19/19		15,295	15,077,089
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month + 0.11%), 2.19%, 09/06/18		27,300	27,299,919
(LIBOR USD 1 Month - 0.09%), 2.01%, 05/07/19		45,000	44,998,326
(LIBOR USD 1 Month - 0.05%), 2.05%, 02/07/20		32,600	32,599,492
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 2.10%, 03/26/20		2,935	2,934,856
Federal Home Loan Bank Discount Notes(a):
1.72%, 08/01/18		50,285	50,285,000
1.86%, 08/08/18		149,550	149,496,220
1.89%, 08/17/18		150,000	149,874,333
1.90%, 08/22/18		305,355	305,017,602
1.89%, 08/24/18		69,505	69,421,250
1.95%, 09/05/18		15,000	14,971,752
1.92%, 09/12/18		5,035	5,023,751
1.92%, 09/19/18		61,345	61,184,911
1.98%, 10/09/18		18,355	18,285,695
2.01%, 10/17/18		105,825	105,373,436
2.01%, 10/19/18		103,160	102,708,843
2.02%, 10/22/18		23,565	23,457,649
2.00%, 10/24/18		42,665	42,466,964
2.00%, 10/26/18		22,180	22,074,559
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.16%), 1.93%, 08/01/18		8,005	8,005,000
(LIBOR USD 1 Month - 0.15%), 1.93%, 08/15/18		5,860	5,860,000
(LIBOR USD 1 Month - 0.15%), 1.93%, 08/15/18		5,860	5,860,000
(LIBOR USD 1 Month - 0.15%), 1.94%, 08/22/18		28,610	28,610,004
(LIBOR USD 1 Month - 0.12%), 1.98%, 10/03/18		26,000	26,000,000
(LIBOR USD 1 Month - 0.11%), 1.96%, 10/24/18		20,000	20,000,000
(LIBOR USD 1 Month - 0.15%), 1.92%, 11/14/18		29,075	29,075,000
(LIBOR USD 1 Month - 0.13%), 1.94%, 11/15/18		35,000	35,000,000
(LIBOR USD 1 Month - 0.13%), 1.95%, 11/16/18		45,530	45,529,608
(LIBOR USD 1 Month - 0.13%), 1.96%, 11/20/18		25,155	25,157,481
(LIBOR USD 1 Month - 0.12%), 1.96%, 12/19/18		14,120	14,121,349
(LIBOR USD 1 Month - 0.10%), 1.99%, 12/21/18		24,500	24,500,000

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 1 Month - 0.08%), 2.00%, 12/21/18	USD	17,780	$17,778,828
(LIBOR USD 1 Month - 0.09%), 1.97%, 01/25/19		27,080	27,080,000
(LIBOR USD 1 Month - 0.13%), 1.00%, 02/01/19		20,885	20,885,000
(LIBOR USD 1 Month - 0.07%), 2.01%, 02/11/19		7,095	7,096,331
(LIBOR USD 1 Month - 0.12%), 1.94%, 03/25/19		30,000	30,000,000
(LIBOR USD 3 Month - 0.32%), 2.02%, 03/27/19		25,120	25,120,000
(LIBOR USD 3 Month - 0.16%), 2.17%, 06/12/19		10,475	10,472,648
(LIBOR USD 3 Month - 0.16%), 2.17%, 06/20/19		23,805	23,805,000
(LIBOR USD 3 Month - 0.16%), 2.18%, 06/27/19		8,520	8,519,192
(LIBOR USD 1 Month - 0.08%), 2.00%, 07/11/19		40,200	40,200,000
(LIBOR USD 1 Month - 0.11%), 1.98%, 07/19/19		54,640	54,640,000
(LIBOR USD 1 Month - 0.08%), 2.00%, 08/22/19		11,870	11,868,711
(LIBOR USD 1 Month - 0.08%), 2.00%, 08/27/19		21,585	21,585,000
(LIBOR USD 1 Month - 0.04%), 2.03%, 04/17/20		18,590	18,590,000

Total U.S. Government Sponsored Agency Obligations — 57.6% (Cost: $1,925,337,536)			1,925,337,536

U.S. Treasury Obligations — 42.8%
U.S. Treasury Bills(a):
1.64%, 08/02/18		45,000	44,997,969
1.75%, 08/09/18		225,000	224,908,452
1.88%, 08/16/18		361,675	361,392,705
1.87%, 08/23/18		204,175	203,942,153
1.94%, 08/30/18		30,000	29,955,433
1.89%, 09/13/18		70,200	70,043,043
1.91%, 09/27/18		79,225	78,987,292
1.95%, 10/04/18		11,440	11,400,545
2.01%, 10/25/18		33,870	33,711,181
2.11%, 12/27/18		36,280	35,969,020
2.12%, 01/10/19		75,000	74,291,250
2.16%, 01/17/19		75,000	74,246,542
2.21%, 01/31/19		50,000	49,454,000
U.S. Treasury Notes:
0.75%, 10/31/18		92,415	92,178,265
1.38%, 11/30/18		4,540	4,534,445
1.13%, 01/31/19		2,890	2,875,737

1

Schedule of Investments (unaudited) (continued) July 31, 2018	Federal Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.12%, 01/31/19(b)	USD	40,000	$40,000,000

Total U.S. Treasury Obligations — 42.8% (Cost: $1,432,888,032)			1,432,888,032

Total Investments — 100.4% (Cost: $3,358,225,568)			3,358,225,568
Liabilities in Excess of Other Assets — (0.4)%			(14,083,161)

Net Assets — 100.0%			$3,344,142,407

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$3,358,225,568	$—	$3,358,225,568

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) July 31, 2018	FedFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 36.9%
Federal Farm Credit Bank Discount Notes(a):
2.02%, 12/04/18	USD	89,000	$88,385,035
2.17%, 02/08/19		98,540	97,426,416
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month + 0.11%), 2.19%, 09/06/18		303,385	303,384,096
(LIBOR USD 1 Month + 0.09%), 2.17%, 10/19/18		150,000	150,000,000
(LIBOR USD 1 Month + 0.06%), 2.12%, 12/12/18		245,000	244,995,358
(Federal Reserve Bank Prime Loan Rate US - 2.86%), 2.14%, 12/14/18		160,000	159,994,051
(Federal Reserve Bank Prime Loan Rate US - 2.90%), 2.10%, 12/27/18		50,000	49,997,897
(LIBOR USD 1 Month + 0.07%), 2.17%, 01/08/19		125,000	125,000,000
(LIBOR USD 1 Month - 0.07%), 2.03%, 01/09/19		150,000	149,987,953
(Federal Reserve Bank Prime Loan Rate US - 2.97%), 2.03%, 03/06/19		50,000	49,997,008
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 2.16%, 03/13/19		85,000	84,984,277
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 2.17%, 03/22/19		100,000	99,987,176
(LIBOR USD 1 Month - 0.09%), 2.01%, 05/07/19		101,000	100,996,243
(LIBOR USD 1 Month - 0.08%), 1.99%, 07/30/19		461,575	461,292,932
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 2.10%, 03/26/20		95,915	95,910,284
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.06%, 04/30/20		195,295	195,288,571
(LIBOR USD 1 Month - 0.05%), 2.02%, 06/15/20		539,425	539,395,927
Federal Home Loan Bank Bonds, 1.25%, 10/10/18		48,895	48,860,518
Federal Home Loan Bank Discount Notes(a):
1.89%, 08/02/18		118,260	118,253,791
1.90%, 08/03/18		966,968	966,866,074
1.89%, 08/06/18		222,748	222,689,731
1.89%, 08/08/18		75,000	74,972,598
1.74%, 08/10/18		272,000	271,882,428
1.90%, 08/15/18		181,105	180,971,536
1.88%, 08/17/18		109,240	109,148,724
1.89%, 08/20/18		481,895	481,415,904
1.92%, 08/21/18		192,420	192,215,821
1.90%, 08/22/18		1,084,635	1,083,436,972
1.91%, 08/24/18		690,000	689,161,995
1.03%, 08/29/18		1,521,700	1,519,434,191
1.94%, 09/07/18		778,170	776,626,413
1.93%, 09/12/18		1,109,130	1,106,639,827
1.93%, 09/19/18		438,400	437,259,999
1.98%, 10/02/18		536,400	534,584,733
1.98%, 10/09/18		580,565	578,372,883
2.02%, 10/22/18		96,010	95,572,621
2.02%, 10/24/18		38,595	38,414,890

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
2.00%, 10/26/18	USD	350,000	$348,336,138
Federal Home Loan Bank Variable Rate Notes(b):
Series 4, (LIBOR USD 1 Month - 0.16%), 1.93%, 08/01/18		234,985	234,985,000
Series 11, (LIBOR USD 1 Month - 0.15%), 1.93%, 08/15/18		197,790	197,790,000
Series 10, (LIBOR USD 1 Month - 0.15%), 1.93%, 08/15/18		197,790	197,790,000
Series 5, (LIBOR USD 1 Month - 0.15%), 1.94%, 08/22/18		762,075	762,075,104
(LIBOR USD 1 Month - 0.13%), 1.96%, 09/10/18		489,990	489,990,000
(LIBOR USD 1 Month - 0.12%), 1.98%, 10/01/18		250,000	250,000,000
(LIBOR USD 1 Month - 0.12%), 1.98%, 10/03/18		110,000	109,999,677
(LIBOR USD 1 Month - 0.13%), 1.94%, 10/15/18		862,705	862,705,000
(LIBOR USD 1 Month - 0.15%), 1.93%, 10/18/18		722,865	722,865,000
(LIBOR USD 1 Month - 0.11%), 1.97%, 10/19/18		250,000	250,000,000
(LIBOR USD 1 Month - 0.11%), 1.96%, 10/24/18		690,000	690,000,000
Series 3, (LIBOR USD 1 Month - 0.14%), 1.93%, 10/26/18		371,250	371,250,000
(LIBOR USD 1 Month - 0.11%), 1.96%, 10/26/18		500,000	500,000,000
(LIBOR USD 1 Month - 0.10%), 1.99%, 11/02/18		202,500	202,500,000
(LIBOR USD 3 Month - 0.17%), 2.20%, 11/09/18		500,000	500,000,000
(LIBOR USD 1 Month - 0.08%), 1.99%, 11/13/18		210,000	209,987,076
(LIBOR USD 1 Month - 0.13%), 1.94%, 11/15/18		1,348,000	1,348,000,000
(LIBOR USD 1 Month - 0.13%), 1.96%, 11/20/18		753,230	753,304,277
(LIBOR USD 1 Month - 0.12%), 1.96%, 12/19/18		425,845	425,885,687
(LIBOR USD 1 Month - 0.07%), 2.01%, 12/19/18		589,000	589,000,000
Series 2, (LIBOR USD 1 Month - 0.14%), 1.94%, 12/21/18		225,000	225,000,000
(LIBOR USD 1 Month - 0.10%), 1.99%, 12/21/18		680,500	680,500,000
Series 1, (LIBOR USD 1 Month - 0.14%), 1.92%, 12/24/18		150,000	150,000,000
(LIBOR USD 1 Month - 0.14%), 1.93%, 12/24/18		220,000	220,000,000
(LIBOR USD 3 Month - 0.33%), 2.01%, 12/28/18		464,265	464,265,000
(LIBOR USD 1 Month - 0.14%), 1.94%, 01/08/19		674,035	674,035,000
(LIBOR USD 1 Month - 0.09%), 1.98%, 01/14/19		175,000	175,000,101
(LIBOR USD 1 Month - 0.13%), 1.94%, 01/28/19		423,275	423,275,000
Series 2, (LIBOR USD 1 Month - 0.13%), 1.00%, 02/01/19		633,265	633,265,000
(LIBOR USD 1 Month - 0.07%), 2.01%, 02/11/19		191,250	191,285,887
(LIBOR USD 1 Month - 0.11%), 1.97%, 02/22/19		200,000	200,016,150

1

Schedule of Investments (unaudited) (continued) July 31, 2018	FedFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
Series 3, (LIBOR USD 1 Month - 0.12%), 1.95%, 02/25/19	USD	581,270	$581,270,000
(LIBOR USD 1 Month - 0.12%), 1.96%, 02/27/19		500,000	500,000,000
(LIBOR USD 1 Month - 0.12%), 1.94%, 03/25/19		1,105,055	1,105,055,000
Series 1, (LIBOR USD 1 Month - 0.09%), 2.00%, 04/05/19		457,000	457,000,000
(LIBOR USD 1 Month - 0.11%), 1.98%, 05/10/19		185,000	185,000,000
(LIBOR USD 1 Month - 0.11%), 1.96%, 05/15/19		280,000	280,000,000
(LIBOR USD 1 Month - 0.12%), 1.99%, 06/04/19		853,700	853,700,000
(LIBOR USD 3 Month - 0.16%), 2.17%, 06/12/19		296,920	296,853,327
(LIBOR USD 3 Month - 0.16%), 2.17%, 06/20/19		869,395	869,395,000
(LIBOR USD 3 Month - 0.16%), 2.18%, 06/27/19		198,980	198,961,134
(LIBOR USD 1 Month - 0.05%), 2.02%, 06/28/19		244,435	244,435,000
(LIBOR USD 1 Month - 0.08%), 2.00%, 07/11/19		1,185,425	1,185,425,000
(LIBOR USD 1 Month - 0.08%), 2.00%, 08/27/19		674,395	674,395,000
(LIBOR USD 1 Month - 0.06%), 2.02%, 09/11/19		221,800	221,800,000
(LIBOR USD 1 Month - 0.06%), 2.02%, 09/27/19		465,020	465,020,000
(LIBOR USD 3 Month - 0.14%), 2.19%, 12/19/19		386,860	386,860,000
(LIBOR USD 1 Month - 0.04%), 2.03%, 04/17/20		567,375	567,375,000
Federal National Mortgage Association, 1.00%, 02/26/19		80,429	79,896,272

Total U.S. Government Sponsored Agency Obligations — 36.9% (Cost: $35,729,350,703)			35,729,350,703

U.S. Treasury Obligations — 15.2%
U.S. Treasury Bills(a):
1.64%, 08/02/18		447,460	447,439,802
1.69%, 08/09/18		2,027,840	2,027,086,586
1.76%, 08/16/18		953,505	952,813,702
1.86%, 08/23/18		288,775	288,446,878
0.07%, 08/30/18		2,841,000	2,836,781,297
1.86%, 09/06/18		100,000	99,815,000
1.87%, 09/13/18		36,100	36,020,229
1.59%, 10/11/18		303,730	302,789,743
1.98%, 10/25/18		534,295	531,810,474
2.04%, 11/01/18		400,000	397,977,778
2.10%, 11/23/18		57,100	56,723,901
2.06%, 11/29/18		241,750	240,106,100
2.09%, 12/06/18		301,630	299,427,347
2.09%, 12/20/18		5,000	4,959,462
2.11%, 12/27/18		887,915	880,304,089
2.21%, 01/31/19		400,000	395,632,000
2.33%, 06/20/19		135,205	132,445,222
U.S. Treasury Notes:
1.50%, 08/31/18		110,000	110,009,636
1.38%, 09/30/18		189,000	188,803,609
0.88%, 10/15/18		156,375	156,113,762

Security		Par (000)	Value
U.S. Treasury Obligations (continued)
1.38%, 11/30/18	USD	129,920	$129,761,039
1.25% - 1.50%, 12/31/18		627,710	626,721,086
1.13% - 1.50%, 01/31/19		1,633,564	1,627,225,094
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.12%, 01/31/19(b)		200,000	200,006,280
1.38% - 1.50%, 02/28/19		430,000	428,073,582
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.02%, 07/31/20(b)		1,389,440	1,389,440,000

Total U.S. Treasury Obligations — 15.2% (Cost: $14,786,733,698)			14,786,733,698

Total Repurchase Agreements — 49.8% (Cost: $48,210,215,137)			48,210,215,137

Total Investments — 101.9% (Cost: $98,726,299,538)			98,726,299,538
Liabilities in Excess of Other Assets — (1.9)%			(1,885,948,683)

Net Assets — 100.0%			$96,840,350,855

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.90%		07/31/18	08/01/18	$49,000	$49,000	$49,002,586	U.S. Treasury Obligations, 0.00% to 3.75%, due 08/16/18 to 11/15/24	$49,768,000	$49,980,088
	1.91	(a)	07/13/18	08/06/18	350,000	350,000	350,445,667	U.S. Treasury Obligations, 0.00% to 3.88%, due 08/16/18 to 02/15/47	367,889,900	357,000,091
	1.91	(a)	07/13/18	08/12/18	125,000	125,000	125,198,958	U.S. Treasury Obligations, 0.00% to 3.63%, due 12/06/18 to 02/15/44	134,365,700	127,500,070
	1.91	(a)	07/11/18	08/14/18	140,630	140,630	140,883,681	U.S. Treasury Obligations, 0.00% to 3.63%, due 08/16/18 to 11/15/46	149,947,800	143,442,625
	2.00	(a)	07/24/18	08/14/18	288,500	288,500	288,836,583	U.S. Treasury Obligations, 0.00% to 4.50%, due 11/15/18 to 02/15/46	281,783,400	294,270,029

Total Bank of Montreal						$953,130				$972,192,903

Bank of Nova Scotia (The)	1.91		07/31/18	08/01/18	9,000	9,000	9,000,477	U.S. Treasury Obligations, 1.63% to 2.25%, due 05/15/23 to 05/15/26	9,522,300	9,180,578

2

Schedule of Investments (unaudited) (continued) July 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	1.91%		07/31/18	08/01/18	$450,000	$450,000	$450,023,875	U.S. Treasury Obligations, 0.00% to 2.88%, due 09/13/18 to 02/15/41	$400,325,500	$459,000,070
	1.92		07/26/18	08/02/18	1,000,000	1,000,000	1,000,373,333	U.S. Government Sponsored Agency Obligations, 2.50% to 6.50%, due 04/20/26 to 07/20/48	1,740,261,882	1,020,000,000

Total Barclays Bank plc						$1,450,000				$1,479,000,070

BNP Paribas SA	1.90		07/27/18	08/03/18	1,600,000	1,600,000	1,600,591,111	U.S. Treasury Obligations, 0.00% to 8.75%, due 08/16/18 to 08/15/47	1,537,282,528	1,632,000,006
	1.90		07/30/18	08/06/18	1,145,500	1,145,500	1,145,923,199	U.S. Treasury Obligations, 0.00% to 7.50%, due 05/15/19 to 11/15/47	1,109,382,520	1,168,410,000
	1.91		07/31/18	08/01/18	516,600	516,600	516,627,409	U.S. Treasury Obligations, 0.00% to 3.13%, due 06/30/20 to 02/15/42	531,493,200	526,932,096
	1.92		07/31/18	08/01/18	500,000	500,000	500,026,667	U.S. Treasury Obligation, 1.88%, due 05/31/22	526,315,800	510,026,677
	1.92		07/31/18	08/01/18	500,000	500,000	500,026,667	U.S. Treasury Obligation, 1.38%, due 09/30/19	514,501,900	510,026,675
	1.93		07/31/18	08/01/18	250,000	250,000	250,013,403	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.00%, due 08/15/18 to 07/20/48	827,988,925	255,806,239
	1.93		07/31/18	08/01/18	8,100	8,100	8,100,434	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.00%, due 01/13/19 to 09/20/44	20,252,556	8,292,026
	1.93	(a)	07/13/18	08/14/18	250,000	250,000	250,428,889	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.63%, due 09/13/18 to 08/01/48	742,372,082	256,246,643
	1.94		07/31/18	08/01/18	1,000,000	1,000,000	1,000,053,889	U.S. Treasury Obligation, 2.75%, due 11/15/23	1,020,000,000	1,020,053,889
	1.94		07/31/18	08/01/18	1,000,000	1,000,000	1,000,053,889	U.S. Treasury Obligation, 2.13%, due 05/15/25	1,066,666,600	1,020,053,825
	1.94		07/31/18	08/01/18	1,000,000	1,000,000	1,000,053,889	U.S. Treasury Obligation, 1.50%, due 08/15/26	1,128,630,800	1,020,053,974
	1.96	(a)	06/13/18	08/04/18	1,500,000	1,500,000	1,504,246,667	U.S. Treasury Obligations, 0.00% to 4.38%, due 09/15/18 to 11/15/47	1,564,397,545	1,530,000,025

3

Schedule of Investments (unaudited) (continued) July 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.97	%(a)	06/13/18	08/04/18	$500,000	$500,000	$501,422,778	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.50%, due 08/16/18 to 07/20/48	$1,145,237,466	$510,450,537
	1.98	(a)	07/31/18	08/08/18	600,000	600,000	600,264,000	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.50%, due 08/16/18 to 11/25/57	12,054,617,167	629,163,017
	2.23	(a)	07/31/18	09/05/18	100,000	100,000	100,223,138	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.50%, due 08/16/18 to 05/20/48	1,339,063,086	103,726,293

Total BNP Paribas SA						$10,470,200				$10,701,241,922

Citibank NA	1.91		07/31/18	08/01/18	150,000	150,000	150,007,958	U.S. Treasury Obligations, 0.00% to 6.00%, due 08/30/18 to 02/15/47	137,425,700	153,000,000
Citigroup Global Markets, Inc.	1.90		07/31/18	08/07/18	16,000	16,000	16,005,911	U.S. Treasury Obligations, 2.38% to 2.63%, due 04/30/20 to 11/15/20	16,271,200	16,320,062
	1.91	(b)	07/31/18	08/01/18	60,000	60,000	60,003,183	U.S. Treasury Obligations, 1.38% to 3.50%, due 12/15/19 to 05/15/21	60,696,269	61,200,003
	1.99	(a)	07/31/18	08/01/18	500,000	500,000	500,027,639	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.13% to 8.75%, due 12/31/18 to 12/25/57	4,807,269,633	532,609,960

Total Citigroup Global Markets, Inc.						$576,000				$610,130,025

Credit Agricole Corporate & Investment Bank SA	1.84		07/31/18	08/01/18	500,000	500,000	500,025,556	U.S. Treasury Obligation, 0.13%, due 04/15/19	479,240,300	510,000,104
	1.90		07/31/18	08/01/18	1,137,960	1,137,960	1,138,020,059	U.S. Treasury Obligations, 1.38% to 2.88%, due 04/15/21 to 08/15/47	1,198,024,600	1,160,719,260
	1.92		07/31/18	08/01/18	1,000	1,000	1,000,053	U.S. Treasury Obligation, 3.38%, due 11/15/19	1,002,600	1,020,097
	1.92		07/31/18	08/01/18	700,000	700,000	700,037,333	U.S. Treasury Obligations, 0.13% to 3.00%, due 04/15/20 to 08/15/47	687,953,329	714,000,029
	1.92		07/26/18	08/02/18	50,000	50,000	50,018,667	U.S. Government Sponsored Agency Obligation, 3.50%, due 11/01/47	53,800,566	51,500,001

Total Credit Agricole Corporate & Investment Bank SA						$2,388,960				$2,437,239,491

4

Schedule of Investments (unaudited) (continued) July 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Credit Suisse AG	1.91%		07/31/18	08/01/18	$500,000	$500,000	$500,026,528	U.S. Treasury Obligations, 0.13% to 2.75%, due 10/15/18 to 11/15/42	$514,470,200	$510,000,058
	1.91		07/31/18	08/01/18	240,000	240,000	240,012,733	U.S. Treasury Obligations, 0.00% to 3.00%, due 11/15/18 to 11/15/44	249,670,600	244,800,015
	2.15	(a)	07/31/18	09/05/18	1,100,000	1,100,000	1,102,366,520	U.S. Government Sponsored Agency Obligations, 0.00% to 9.00%, due 02/01/23 to 12/25/57	16,008,025,129	1,157,088,411

Total Credit Suisse AG						$1,840,000				$1,911,888,484

Deutsche Bank AG	1.92		07/31/18	08/01/18	900,000	900,000	900,048,000	U.S. Treasury Obligations, 0.50% to 3.75%, due 08/31/18 to 11/15/46	866,975,000	918,000,023
Goldman Sachs & Co. LLC	1.91		07/31/18	08/07/18	200,000	200,000	200,074,278	U.S. Government Sponsored Agency Obligations, 2.50% to 6.50%, due 11/15/23 to 07/20/48	259,221,275	204,000,000
	2.19	(a)	07/31/18	09/05/18	1,114,500	1,114,500	1,116,940,754	U.S. Government Sponsored Agency Obligations, 2.50% to 5.50%, due 08/20/25 to 06/20/48	1,414,986,199	1,136,790,000

Total Goldman Sachs & Co. LLC						$1,314,500				$1,340,790,000

HSBC Securities USA, Inc.	1.91		07/26/18	08/02/18	1,147,000	1,147,000	1,147,425,983	U.S. Treasury Obligations, 0.00% to 8.75%, due 08/15/19 to 05/15/47	1,444,909,489	1,169,940,011
	1.91	(c)	07/31/18	08/01/18	335,000	335,000	335,017,774	U.S. Treasury Obligations, 0.13% to 6.50%, due 10/31/18 to 08/15/47	338,861,600	341,700,071
	1.93		07/31/18	08/01/18	123,000	123,000	123,006,594	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 3.50%, due 11/30/18 to 10/20/45	186,481,550	125,460,003
	1.93	(c)	07/31/18	08/01/18	380,000	380,000	380,020,372	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.00%, due 05/15/21 to 06/20/48	608,483,848	387,600,000

Total HSBC Securities USA, Inc.						$1,985,000				$2,024,700,085

J.P. Morgan Securities LLC	1.91		07/31/18	08/01/18	500,000	500,000	500,026,528	U.S. Treasury Obligations, 1.50% to 6.25%, due 03/31/19 to 05/15/39	484,054,800	510,000,050
	1.91		07/31/18	08/01/18	290,000	290,000	290,015,386	U.S. Treasury Obligations, 0.00%, due 05/15/25 to 05/15/48	479,112,845	295,800,134
	1.93		07/31/18	08/01/18	3,000,000	3,000,000	3,000,160,833	U.S. Government Sponsored Agency Obligations, 3.50% to 6.00%, due 04/01/27 to 08/01/48	4,092,283,768	3,090,015,413

5

Schedule of Investments (unaudited) (continued) July 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.93%		07/31/18	08/01/18	$500,000	$500,000	$500,026,806	U.S. Government Sponsored Agency Obligation, 3.50%, due 06/01/47	$557,620,000	$515,002,487
	1.93		07/31/18	08/01/18	240,000	240,000	240,012,867	U.S. Government Sponsored Agency Obligations, 2.00% to 10.50%, due 08/01/18 to 08/01/48	1,924,582,209	247,202,412
	2.00	(c)	07/31/18	08/01/18	350,000	350,000	350,019,444	U.S. Government Sponsored Agency Obligations, 3.50%, due 07/01/42 to 03/01/48	452,459,231	360,503,698
	2.08	(a)	07/31/18	08/08/18	1,000,000	1,000,000	1,000,462,529	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 07/25/26 to 08/01/48	19,734,427,234	1,085,604,547
	2.08	(a)	07/31/18	08/08/18	885,000	885,000	885,409,338	U.S. Government Sponsored Agency Obligations, 2.44% to 31.99%, due 12/01/27 to 07/01/48	8,092,681,035	947,559,617

Total J.P. Morgan Securities LLC						$6,765,000				$7,051,688,358

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91		07/31/18	08/01/18	3,000	3,000	3,000,159	U.S. Treasury Obligation, 3.00%, due 05/15/45	3,099,700	3,060,071
	1.91		07/31/18	08/01/18	95,000	95,000	95,005,040	U.S. Treasury Obligation, 2.63%, due 07/31/20	96,995,100	96,900,045
	1.91		07/31/18	08/01/18	300,000	300,000	300,015,917	U.S. Treasury Obligations, 0.00% to 2.50%, due 11/01/18 to 05/15/24	311,251,380	306,000,018
	1.93		07/31/18	08/01/18	5,000	5,000	5,000,268	U.S. Government Sponsored Agency Obligation, 4.11%, due 07/20/47	34,462,726	5,250,000
	1.93		07/31/18	08/01/18	300,000	300,000	300,016,083	U.S. Government Sponsored Agency Obligations, 0.00% to 6.50%, due 11/15/25 to 07/20/68	5,064,816,333	315,000,000
	2.04		07/31/18	08/07/18	215,250	215,250	215,335,383	U.S. Government Sponsored Agency Obligations, 2.33% to 3.00%, due 01/15/38 to 12/16/51	301,145,065	226,012,500

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$918,250				$952,222,634

Mizuho Securities USA LLC	1.91	(a)	07/13/18	08/14/18	609,000	609,000	610,033,947	U.S. Treasury Obligations, 0.13% to 9.00%, due 10/31/18 to 02/15/46	581,558,600	621,180,538
	1.95		07/31/18	08/01/18	330,809	330,809	330,826,742	U.S. Treasury Obligation, 3.13%, due 08/15/44	330,000,000	337,442,919
	1.95		07/31/18	08/01/18	9,632	9,632	9,632,875	U.S. Treasury Obligation, 2.00%, due 02/15/22	10,000,000	9,825,522
	1.95		07/31/18	08/01/18	249,020	249,020	249,033,096	U.S. Treasury Obligation, 4.63%, due 02/15/40	200,000,000	254,013,489

6

Schedule of Investments (unaudited) (continued) July 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.95%		07/31/18	08/01/18	$104,956	$104,956	$104,961,567	U.S. Treasury Obligation, 1.63%, due 07/31/19	$108,000,000	$107,060,685
	1.95		07/31/18	08/01/18	306,926	306,926	306,943,096	U.S. Treasury Obligation, 2.88%, due 11/15/46	324,000,000	313,081,625
	2.21	(a)	07/31/18	09/05/18	750,000	750,000	751,655,062	U.S. Government Sponsored Agency Obligations, 0.00% to 7.16%, due 09/15/25 to 03/16/59	12,836,377,199	787,279,406

Total Mizuho Securities USA LLC						$2,360,343				$2,429,884,184

MUFG Securities Americas, Inc.	1.90		07/31/18	08/01/18	75,000	75,000	75,003,958	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.13% to 3.00%, due 02/15/20 to 05/15/47	77,180,700	76,500,002
	1.91		07/31/18	08/01/18	1,194,000	1,194,000	1,194,063,348	U.S. Government Sponsored Agency Obligations, 1.32% to 5.50%, due 05/01/19 to 05/20/68	4,322,654,729	1,231,642,536

Total MUFG Securities Americas, Inc.						$1,269,000				$1,308,142,538

National Australia Bank Ltd.	1.92		07/31/18	08/01/18	499,282	499,282	499,308,628	U.S. Treasury Obligation, 2.00%, due 04/30/24	532,000,000	509,294,268
Natixis SA	1.91	(c)	07/31/18	08/01/18	190,000	190,000	190,010,081	U.S. Treasury Obligations, 0.00% to 5.38%, due 08/23/18 to 11/15/46	197,021,500	193,800,007
	1.93	(c)	07/31/18	08/01/18	650,000	650,000	650,034,847	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.00%, due 08/23/18 to 07/20/48	1,312,022,182	666,965,557
	2.08	(a)	07/31/18	08/08/18	1,000,000	1,000,000	1,000,461,500	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 26.98%, due 08/23/18 to 02/20/68	15,339,969,049	1,049,395,332

Total Natixis SA						$1,840,000				$1,910,160,896

Nomura Securities International, Inc.	1.91		07/31/18	08/01/18	100,000	100,000	100,005,306	U.S. Treasury Obligations, 0.00% to 7.50%, due 08/15/18 to 05/15/48	99,619,030	102,000,000
	1.93		07/31/18	08/01/18	1,700,000	1,700,000	1,700,091,139	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 9.50%, due 11/08/18 to 06/20/68	4,376,477,237	1,744,160,449

Total Nomura Securities International, Inc.						$1,800,000				$1,846,160,449

NTI Prudential Insurance Co. of Amercia	1.94		07/31/18	08/01/18	301,943	301,943	301,958,771	U.S. Treasury Obligation, 2.88%, due 08/15/45	317,000,000	307,997,621
	1.94		07/31/18	08/01/18	4,845	4,845	4,845,261	U.S. Treasury Obligation, 0.00%, due 02/15/25	6,000,000	4,942,161

7

Schedule of Investments (unaudited) (continued) July 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.94%		07/31/18	08/01/18	$21,613	$21,613	$21,613,665	U.S. Treasury Obligation, 0.00%, due 05/15/33	$35,000,000	$22,045,915
	1.94		07/31/18	08/01/18	20,100	20,100	20,101,083	U.S. Treasury Obligation, 0.00%, due 11/15/30	30,000,000	20,503,083
	1.94		07/31/18	08/01/18	18,403	18,403	18,403,492	U.S. Treasury Obligation, 0.00%, due 08/15/37	34,000,000	18,771,712
	1.94		07/31/18	08/01/18	20,125	20,125	20,126,085	U.S. Treasury Obligation, 0.00%, due 08/15/35	35,000,000	20,528,585
	1.94		07/31/18	08/01/18	112,338	112,337	112,343,554	U.S. Treasury Obligation, 0.00%, due 05/15/39	215,000,000	114,590,304
	1.94		07/31/18	08/01/18	9,810	9,810	9,810,529	U.S. Treasury Obligation, 0.00%, due 05/15/37	18,000,000	10,006,729
	1.94		07/31/18	08/01/18	46,375	46,374	46,377,499	U.S. Treasury Obligation, 2.75%, due 11/15/42	50,000,000	47,304,999

Total NTI Prudential Insurance Co. of Amercia						$555,550				$566,691,109

RBC Capital Markets LLC	1.92		07/31/18	08/01/18	25,000	25,000	25,001,333	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 03/25/19 to 03/25/58	138,454,307	26,572,471
	2.21	(a)	07/31/18	09/05/18	825,000	825,000	826,820,569	U.S. Government Sponsored Agency Obligations, 0.00% to 7.00%, due 01/01/19 to 03/25/58	3,475,645,903	858,071,527

Total RBC Capital Markets LLC						$850,000				$884,643,998

Societe Generale SA	1.91		07/31/18	08/01/18	25,000	25,000	25,001,326	U.S. Treasury Obligations, 0.00% to 3.63%, due 10/11/18 to 08/15/43	25,767,857	25,500,000
	1.93		07/31/18	08/01/18	750,000	750,000	750,040,208	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.75% to 6.50%, due 07/15/28 to 06/20/48	1,281,971,593	767,548,102
	1.93		07/31/18	08/07/18	700,000	700,000	700,262,694	U.S. Government Sponsored Agency Obligations, 2.37% to 7.00%, due 01/01/20 to 03/20/48	1,200,143,669	714,678,185
	1.96	(a)	07/31/18	08/08/18	1,136,000	1,136,000	1,136,494,791	U.S. Treasury Obligations, 0.00% to 8.88%, due 08/31/18 to 02/15/48	1,261,033,007	1,158,720,000
	1.96	(a)	07/31/18	08/08/18	284,000	284,000	284,123,698	U.S. Treasury Obligations, 0.00% to 7.63%, due 10/11/18 to 05/15/47	322,059,904	289,680,000

Total Societe Generale SA						$2,895,000				$2,956,126,287

8

Schedule of Investments (unaudited) (continued) July 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
TD Securities USA LLC	1.92%		07/31/18	08/01/18	$165,500	$165,500	$165,508,827	U.S. Treasury Obligations, 1.38% to 1.75%, due 02/28/19 to 05/31/22	$169,995,400	$168,810,024
	1.93		07/31/18	08/01/18	183,000	183,000	183,009,811	U.S. Government Sponsored Agency Obligations, 4.00% to 4.50%, due 04/01/47 to 05/01/47	205,503,212	188,490,000

Total TD Securities USA LLC						$348,500				$357,300,024

Wells Fargo Securities LLC	1.91		07/31/18	08/01/18	1,570,000	1,570,000	1,570,083,297	U.S. Treasury Obligations, 0.00% to 8.75%, due 05/23/19 to 05/15/46	1,636,747,500	1,601,400,088
	1.91	(b)	07/31/18	08/01/18	325,000	325,000	325,017,243	U.S. Treasury Obligations, 0.00% to 8.88%, due 08/15/18 to 05/15/48	327,041,988	331,500,020
	1.92		07/26/18	08/02/18	553,000	553,000	553,206,453	U.S. Government Sponsored Agency Obligations, 0.00% to 4.00%, due 03/04/20 to 08/01/48	559,511,477	569,567,118
	1.93		07/31/18	08/01/18	2,500,000	2,500,000	2,500,134,028	U.S. Government Sponsored Agency Obligations, 0.00% to 6.74%, due 08/01/18 to 08/01/48	2,925,147,705	2,574,844,502
	1.93	(c)	07/31/18	08/01/18	450,000	450,000	450,024,125	U.S. Government Sponsored Agency Obligations, 0.00% to 4.50%, due 11/20/26 to 08/01/48	455,010,938	463,483,509

	1.94		07/31/18	08/07/18	674,500	674,500	674,754,436	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 05/01/33 to 08/01/48	684,900,865	694,734,940

Total Wells Fargo Securities LLC						$6,072,500				$ 6,235,530,177

						$48,210,215				$49,565,208,503

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

9

Schedule of Investments (unaudited) (continued) July 31, 2018	FedFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$98,726,299,538	$—	$98,726,299,538

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

10

Schedule of Investments (unaudited) July 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 93.7%

Alabama — 1.0%(a)(b)
Alabama Federal Aid Highway Finance Authority Special Obligation Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2373, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/18(c)	USD	5,000	$5,000,000
Mobile Downtown Redevelopment Authority (Austal USA, LLC Project), Series 2011A, RB, VRDN (Bank of America NA LOC), 0.93%, 08/07/18		38,895	38,895,000
RBC Municipal Products, Inc. Trust, Series 2018G-37, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(d)		4,000	4,000,000

			47,895,000
Alaska — 1.3%(b)
Alaska Housing Finance Corp., Series 2007A, RB, VRDN (Federal Home Loan Bank SBPA), 0.94%, 08/07/18		29,365	29,365,000
Alaska Housing Finance Corp., Series 2007B, RB, VRDN (Federal Home Loan Bank SBPA), 0.94%, 08/07/18		32,275	32,275,000

			61,640,000
Arizona — 1.3%(b)
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008E, RB, VRDN (Bank of America NA LOC), 0.94%, 08/07/18		35,512	35,512,000
Arizona State University, Series 2008A, RB, VRDN, 0.93%, 08/07/18		95	95,000
Industrial Development Authority of the County of Yavapai (The) (Skanon Investments, Inc. Drake Cement Project), Series 2010, RB, VRDN (Citibank NA LOC), 0.97%, 08/07/18		26,000	26,000,000

			61,607,000
California — 1.4%
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 0.97%, 08/07/18(a)(b)(c)		3,690	3,690,000
California State University Institute, Series 2018A, 1.30%, 10/02/18		2,965	2,965,659
Chaffey California Joint Union High School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0548, GO, VRDN (Royal Bank of Canada LIQ), 0.97%, 08/07/18(a)(b)(c)		800	800,000

Security		Par (000)	Value
California (continued)
Fontana California Unified School District Tender Option Bond Trust Receipts/Certificates Various States (AGM), Series 2015-XF0111, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.01%, 08/01/18(a)(b)(c)(e)	USD	7,100	$7,100,000
Hartnell Community College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 0.96%, 08/07/18(b)(c)		2,000	2,000,000
Imperial Irrigation District Electric Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 0.99%, 08/07/18(a)(b)(c)		7,500	7,500,000
Imperial Irrigation District Electric Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0611, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.95%, 08/07/18(a)(b)(c)		3,300	3,300,000
Los Angeles County Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2532, RB, VRDN (Citibank NA LIQ), 0.90%, 08/07/18(a)(b)(c)		400	400,000
Palomar County Community College District Tender Option Bond Trust Receipts/Certificates Various Trust, Series 2015-XF0137, GO, VRDN (JP Morgan Chase Bank NA LIQ), 0.94%, 08/07/18(a)(b)(c)		7,500	7,500,000
San Francisco City & County Public Utilities Commission, Series 2018, 1.00%, 08/10/18		5,000	5,000,342
San Jose California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2534, GO, VRDN (Citibank NA LIQ), 0.90%, 08/07/18(a)(b)(c)		820	820,000
State of California Department of Water Resources, Series 2018-2, 1.20%, 09/05/18		26,722	26,722,147

			67,798,148
Colorado — 1.7%(b)
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.95%, 08/07/18		20,440	20,440,000
City of Colorado Springs Utilities System, Series 2010C, RB, VRDN (Barclays Bank plc SBPA), 0.93%, 08/07/18		23,290	23,290,000
Colorado Health Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/18(a)(c)		5,345	5,345,000
Colorado Health Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0668, RB, VRDN (Royal Bank of Canada LIQ), 0.97%, 08/07/18(a)(c)		1,875	1,875,000
Colorado Housing & Finance Authority, Series 2006B-2, RB, VRDN (Federal Home Loan Bank SBPA), 0.95%, 08/07/18		11,000	11,000,000

1

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Colorado (continued)
Colorado Housing & Finance Authority, Series 2013B, RB, VRDN (Royal Bank of Canada SBPA), 0.95%, 08/07/18	USD	7,745	$7,745,000
RBC Municipal Products, Inc. Trust, Series 2018G-16, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)		5,000	5,000,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 1.00%, 08/07/18		3,515	3,515,000

			78,210,000
Connecticut — 1.3%(b)
Connecticut Housing Finance Authority, Series 2015C, Sub-Series C-3, RB, VRDN (Royal Bank of Canada SBPA), 0.95%, 08/07/18		16,200	16,200,000
Connecticut Housing Finance Authority, Series 2017F, Sub-Series F-3, RB, VRDN (Barclays Bank plc SBPA), 0.98%, 08/07/18		30,600	30,600,000
Connecticut Housing Finance Authority, Series 2018B, Sub-Series B-3, RB, VRDN (Royal Bank of Canada SBPA), 0.95%, 08/07/18		10,000	10,000,000
RBC Municipal Products, Inc. Trust, Series 2018G-3, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)		4,000	4,000,000

			60,800,000
Delaware — 0.0%
Delaware State Economic Development Authority (Kentmere Nursing Care Center Project), Series 1997, RB, VRDN (M&T Bank LOC), 0.99%, 08/07/18(b)		955	955,000

District of Columbia — 0.3%(b)
District Columbia Water and Sewer Authority Public Utility Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XM0248, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/18(a)(c)		6,675	6,675,000
District of Columbia (AARP Foundation Issue), Series 2004, RB, VRDN (Bank of America NA LOC), 0.90%, 08/07/18		5,110	5,110,000

			11,785,000
Florida — 8.8%
Cape Coral Water & Sewer Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 0.98%, 08/07/18(a)(b)(c)		9,480	9,480,000
City of Gainesville Utilities System, Series 2007A, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.93%, 08/07/18(b)		35,195	35,195,000
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 0.95%, 08/07/18(b)		41,835	41,835,000

Security		Par (000)	Value
Florida (continued)
County of Hillsborough, Series 2018A, (MUFG Union Bank NA LOC) 1.10%, 08/16/18	USD	16,953	$16,953,366
County of Miami-Dade Water & Sewer System, Series 2016B-1, (Sumitomo Mitsui Banking LOC) 1.33%, 10/09/18		45,000	45,003,879
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.50%, 08/01/18(b)		4,265	4,265,000
Gainesville Utility Systems, Series 2018C, 1.15%, 08/01/18		10,000	9,999,866
Gainesville Utility Systems, Series 2018C, 1.15%, 08/02/18		44,000	43,998,816
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group), Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.94%, 08/07/18(b)		51,395	51,395,000
Miami-Dade Water & Sewer Department, Series 2018A-1, (Barclays Bank plc LOC) 1.28%, 10/10/18		32,000	32,004,919
Orlando Utilities Commission, Series 2008-2, RB, VRDN (TD Bank NA SBPA), 0.97%, 08/07/18(b)		50,000	50,000,000
Orlando Utilities Commission, Series 2015B, RB, VRDN (TD Bank NA SBPA), 0.90%, 08/07/18(b)		35,000	35,000,000
Orlando-Orange County Expressway Authority (AGM, BHAC-CR), Series 2007 0145, RB, VRDN (Citibank NA LIQ), 0.98%, 08/07/18(a)(b)		14,100	14,100,000
Pinellas County Housing Finance Authority (Bayside Court), Series 2011, RB, VRDN (Freddie Mac LOC), 0.96%, 08/07/18(b)		6,695	6,695,000
Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series 2010B, RB, VRDN (MUFG Union Bank NA LOC), 0.96%, 08/07/18(b)		20,000	20,000,000

			415,925,846
Georgia — 1.6%(b)
Gainesville & Hall County Development Authority (Lanier Village Estates, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.50%, 08/01/18		2,000	2,000,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Project), Series 2008B, RB, VRDN (TD Bank NA LOC), 0.93%, 08/07/18		2,185	2,185,000
Monroe County Development Authority (Oglethorpe Power Corp. Project), Series 2009B, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.95%, 08/07/18		39,675	39,675,000
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia Project), Series 2008B, Sub-Series B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.96%, 08/07/18		18,320	18,320,000
RBC Municipal Products, Inc. Trust, Series 2017E-105, RB, VRDN (Royal Bank of Canada LOC), 1.00%, 08/07/18(a)		2,075	2,075,000
RBC Municipal Products, Inc. Trust, Series 2017E-106, RB, VRDN (Royal Bank of Canada LOC), 1.00%, 08/07/18(a)		5,000	5,000,000
RBC Municipal Products, Inc. Trust, Series 2017E-107, RB, VRDN (Royal Bank of Canada LOC), 1.00%, 08/07/18(a)		5,000	5,000,000

			74,255,000

2

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hawaii — 0.7%
City & County of Honolulu, Series 2018B-1, (Sumitomo Mitsui Banking LOC) 1.26%, 09/04/18	USD	32,000	$32,003,347
Hawaii State Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0518, GO, VRDN (Royal Bank of Canada LIQ), 0.98%, 08/07/18(a)(b)(c)		1,900	1,900,000

			33,903,347
Idaho — 0.2%
Idaho Housing & Finance Association (Traditions at Boise Apartments Project), Series 2011A, RB, VRDN, (Federal Home Loan Mortgage Corp. LOC) 0.94%, 08/07/18(b)		7,220	7,220,000

Illinois — 5.9%
Chicago O’Hare International Airport, Series 2005C, RB, VRDN (Bank of America NA LOC), 0.95%, 08/07/18(b)		55,070	55,070,000
Chicago O’Hare International Airport, Series 2009A-2, (Bank of America NA LOC) 1.50%, 09/13/18		3,631	3,631,775
Chicago O’Hare International Airport, Series 2009B-2, (MUFG Union Bank NA LOC) 1.49%, 09/13/18		3,500	3,500,748
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.95%, 08/07/18(b)		44,990	44,990,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-3A, RB, VRDN (Northern Trust Company SBPA), 0.92%, 08/07/18(b)		15,670	15,670,000
Illinois Finance Authority (Advocate Health Care Network Obligated Group), Series 2008C, Sub-Series C-2B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.95%, 08/07/18(b)		6,355	6,355,000
Illinois Finance Authority (Carle Foundation Obligated Group (The)), Series 2009E, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.98%, 08/07/18(b)		10,150	10,150,000
Illinois Finance Authority (Center on Deafness Project), Series 2008, RB, VRDN (Harris Bank Naperville LOC), 0.94%, 08/07/18(b)		1,000	1,000,000
Illinois Finance Authority (Chicago Horticultural Society Project), Series 2008, RB, VRDN (BMO Harris Bank NA LOC), 1.00%, 08/07/18(b)		4,000	4,000,000
Illinois Finance Authority (OSF Healthcare System), Series 2007F, RB, VRDN (Barclays Bank plc LOC), 0.98%, 08/07/18(b)		7,870	7,870,000
Illinois Finance Authority (OSF Healthcare System Obligated Group), Series 2009D, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.98%, 08/07/18(b)		14,725	14,725,000
Illinois Finance Authority (YMCA Met Chicago Project), Series 2001, RB, VRDN (BMO Harris Bank NA LOC), 0.95%, 08/07/18(b)		12,000	12,000,000
Illinois Finance Authority (Young Men’s Christian Association of Metropolitan Chicago), Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 0.95%, 08/07/18(b)		9,025	9,025,000

Security		Par (000)	Value
Illinois (continued)
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.98%, 08/07/18(a)(b)(c)	USD	24,910	$24,910,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0072, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/18(a)(b)(c)		5,600	5,600,000
Illinois Housing Development Authority, Series 2018, Sub-Series A-2, RB, VRDN (Federal Home Loan Bank SBPA), 0.95%, 08/07/18(b)		10,500	10,500,000
Illinois State Toll Highway Authority, Series 2007A-1A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.93%, 08/07/18(b)		15,000	15,000,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 0.89%, 08/07/18(b)		9,000	9,000,000
Illinois State Toll Highway Authority (AGM), RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.94%, 08/07/18(b)		20,975	20,975,000
Illinois Toll Highway Authority Toll Highway Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2202, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/18(a)(b)(c)		1,140	1,140,000
RBC Municipal Products, Inc. Trust, Series 2018G-36, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(b)(d)		3,000	3,000,000
University of Illinois, Series 1997B, RB, VRDN (Wells Fargo Bank NA LOC), 0.95%, 08/07/18(b)		700	700,000

			278,812,523
Indiana — 1.0%
City of Indianapolis (Farh-Fox Lake Affordable Housing, Inc.), Series 2007, RB, VRDN (Fannie Mae LOC), 0.93%, 08/07/18(b)		14,550	14,550,000
City of Rockport (AEP Generating Co. Project), Series 1995A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.97%, 08/07/18(b)		10,300	10,300,000
Indiana Finance Authority (Convention Center Expansion Project), Series 2008, RB, VRDN (BMO Harris Bank NA SBPA), 0.94%, 08/07/18(b)		12,300	12,300,000
Indiana State Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0190, RB, VRDN (Royal Bank of Canada LIQ), 0.99%, 08/07/18(a)(b)(c)		4,610	4,610,000
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 1.03%, 08/07/18(a)(b)		2,930	2,930,000
Trustees of Indiana University, Series 2018, 1.48%, 08/20/18		3,900	3,900,741

			48,590,741
Iowa — 3.3%(b)
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.20%, 08/07/18(a)		82,825	82,825,000

3

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Iowa (continued)
Iowa Finance Authority (GNMA/FNMA/FHLMC), Series 2017D, RB, VRDN (Federal Home Loan Bank SBPA), 0.95%, 08/07/18	USD	6,000	$6,000,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2008B, RB, VRDN, 0.97%, 08/07/18		53,625	53,625,000
Iowa Finance Authority (MidAmerican Energy Project), Series 2016A, RB, VRDN, 0.97%, 08/07/18		1,100	1,100,000
Iowa Finance Authority (Wesley Retirement Services, Inc.), Series 2003B, RB, VRDN (Bank of America NA LOC), 0.95%, 08/07/18		9,550	9,550,000

			153,100,000
Kansas — 0.7%(b)
City of Burlington (Kansas City Power & Light Co. Project), Series 2007A, RB, VRDN (Mizuho Bank Ltd. LOC), 1.09%, 08/07/18(d)		15,450	15,450,000
City of Burlington (Kansas City Power & Light Co. Project), Series 2007B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.09%, 08/07/18(d)		12,500	12,500,000
Wyandotte County KS USD, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)		6,500	6,500,000

			34,450,000
Kentucky — 0.2%
Kentucky Economic Development Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 1.12%, 08/07/18(a)(b)(c)		4,460	4,460,000
Louisville & Jefferson County Metropolitan Sewer District, Series 2018, 1.25%, 08/10/18		2,400	2,400,098
Louisville & Jefferson County Metropolitan Sewer District, Series 2018, 1.20%, 08/24/18		3,500	3,500,114

			10,360,212
Louisiana — 1.7%(b)
Ascension Parish Industrial Development Board, Inc. (BASF Corp. Project), Series 2009, RB, VRDN, 1.01%, 08/07/18		8,000	8,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority (BASF Corp. Project), Series 2000B, RB, VRDN, 1.01%, 08/07/18		7,500	7,500,000
Louisiana Offshore Terminal Authority (Loop LLC Project), Series 2013B, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.95%, 08/07/18		17,525	17,525,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2004, RB, VRDN, 0.94%, 08/07/18		17,550	17,550,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2009A, RB, VRDN, 0.94%, 08/07/18		30,650	30,650,000

			81,225,000

Security		Par (000)	Value
Maryland — 2.5%
Baltimore County Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0642, GO, BAN, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/18(a)(b)(c)	USD	1,900	$1,900,000
County of Baltimore (Paths at Loveton Farms LP (The)), Series 1996, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18(b)		1,805	1,805,000
County of Montgomery, Series 2009A, (JP Morgan Chase Bank NA LIQ) 1.20%, 08/08/18		31,000	31,001,693
County of Montgomery, Series 2009B, (JP Morgan Chase Bank NA LIQ) 1.13%, 08/09/18		5,000	5,000,184
County of Montgomery, Series 2010B, 1.13%, 08/07/18		35,000	35,001,004
County of Washington (Homewood Williamsport Fac), Series 2007, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18(b)		9,070	9,070,000
Maryland Economic Development Corp. (Howard Hughes Medical Institute Project), Series 2008A, RB, VRDN, 0.92%, 08/07/18(b)		25,150	25,150,000
Maryland Health & Higher Educational Facilities Authority, Series 2018B, (Johns Hopkins University) 1.27%, 09/04/18		8,400	8,401,430
Maryland Health & Higher Educational Facilities Authority (Anne Arundel Health System Obligated Group), Series 2009B, RB, VRDN (Bank of America NA LOC), 0.93%, 08/07/18(b)		1,850	1,850,000

			119,179,311
Massachusetts — 4.6%
Massachusetts Bay Transportation Authority, Series 2010A-7, RB, VRDN, 1.24%, 02/26/19(b)		13,650	13,650,000
Massachusetts Bay Transportation Authority, Series 2018A, Sub-Series A-1, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.91%, 08/07/18(b)		18,000	18,000,000
Massachusetts Bay Transportation Authority, Series 2018A, Sub-Series A-2, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.90%, 08/07/18(b)(d)		58,015	58,015,000
Massachusetts Department of Transportation, Series 2010A-6, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.94%, 08/07/18(b)		26,945	26,945,000
Massachusetts State Transporting Fund Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0610, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/18(a)(b)(c)		4,500	4,500,000
Massachusetts Water Resources Authority, Series 2008C-2, RB, VRDN (Barclays Bank plc SBPA), 0.92%, 08/07/18(b)		15,855	15,855,000
Massachusetts Water Resources Authority, Series 2008E, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.94%, 08/07/18(b)		4,845	4,845,000
RBC Municipal Products, Inc. Trust, Series 2017E-93, RB, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(b)		15,110	15,110,000
University of Massachusetts Building Authority, Series 2011-2, RB, VRDN, 1.24%, 02/26/19(b)		11,300	11,300,000
University of Massachusetts Building Authority, Series 2018A1, 1.60%, 09/13/18		18,535	18,542,542

4

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Massachusetts (continued)
University of Massachusetts Building Authority (State Street Bank & Trust), Series 2018A1, 1.28%, 09/13/18	USD	28,000	$28,005,365

			214,767,907
Michigan — 2.1%
Board of Trustees of Michigan State University, Series 2018F, 1.45%, 08/08/18		5,170	5,170,113
Board of Trustees of Michigan State University, Series 2018F, 1.80%, 08/14/18		18,620	18,623,191
Kent Hospital Finance Authority (Spectrum Health System Obligated Group), Series 2008C, RB, VRDN (Bank of New York Mellon LOC), 0.95%, 08/07/18(b)		6,685	6,685,000
Michigan State Building Authority (Facilities Program), Series 2017I, RB, VRDN (Citibank NA LOC), 0.94%, 08/07/18(b)		6,000	6,000,000
Michigan State Building Authority (Facilities Program), Series II-B, RB, VRDN (Citibank NA LOC), 0.94%, 08/07/18(b)		20,100	20,100,000
Michigan State Housing Development Authority, Series 2006C, RB, VRDN (Barclays Bank plc SBPA), 0.99%, 08/07/18(b)		22,295	22,295,000
Oakland University, Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.98%, 08/07/18(b)		17,420	17,420,000

			96,293,304
Minnesota — 2.1%
Minnesota Housing Finance Agency (Residential Housing Finance Bonds), Series 2015G, RB, VRDN (Royal Bank of Canada SBPA), 0.95%, 08/07/18(b)		5,225	5,225,000
RBC Municipal Products, Inc. Trust, Series 2017E-89, RB, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(b)		38,000	38,000,000
Regents of the University of Minnesota, Series 2018F, 1.12%, 08/03/18		7,000	6,999,856
Regents of the University of Minnesota, Series 2018F, 1.21%, 08/20/18		7,000	7,000,686
Regents of the University of Minnesota, Series 2018F, 1.25%, 08/22/18		25,100	25,102,859
University of Minnesota, Series 2018B, 1.12%, 08/03/18		5,900	5,899,878
University of Minnesota, Series 2018C, 1.25%, 08/22/18		6,750	6,750,850
University of Minnesota, Series 2018H, 1.35%, 10/03/18		6,000	6,001,145

			100,980,274
Mississippi — 0.4%(b)
County of Jackson (Chevron Corp.), Series 1993, RB, VRDN, 1.45%, 08/01/18		2,000	2,000,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2011C, RB, VRDN, 1.45%, 08/01/18		16,200	16,200,000

			18,200,000

Security		Par (000)	Value
Missouri — 0.6%(b)
City of Kansas (H. Roe Bartle Convention Center Project), Series 2008E, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.95%, 08/07/18	USD	4,100	$4,100,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0678, RB, VRDN (Royal Bank of Canada LIQ), 0.97%, 08/07/18(a)(c)		5,000	5,000,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0184, RB, VRDN (Citibank NA LOC), 0.99%, 08/07/18(a)(c)		5,000	5,000,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0080, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/18(a)(c)		4,165	4,165,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0575, RB, VRDN (Royal Bank of Canada LIQ), 0.97%, 08/07/18(a)(c)		8,000	8,000,000

			26,265,000
Nevada — 0.7%(b)
City of Reno (Renown Regional Medical Center Project), Series 2008B, RB, VRDN (Union Bank of California LOC), 0.96%, 08/07/18		17,285	17,285,000
County of Clark Department of Aviation (Nevada Airport System), Series 2008D-3, RB, VRDN (Bank of America NA LOC), 0.91%, 08/07/18		16,420	16,420,000

			33,705,000
New Jersey — 0.4%
New Jersey Economic Development Authority Tender Option Bond Trust Receipts/Certificates Various States (NATL-RE), RB, VRDN (Barclays Bank plc LOC), 0.96%, 08/07/18(a)(b)(c)		9,000	9,000,000
Somerset County Improvement Authority (Township of Hillsborough Project), Series 2018, RB, 3.00%, 06/06/19		4,000	4,046,059
Somerset County Improvement Authority (Township of Montgomery Project), Series 2017, RB, 3.00%, 12/14/18		5,000	5,029,859

			18,075,918
New York — 13.9%
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18(b)		3,305	3,305,000
City of New York, Series 2003A-5, GO, VRDN (Bank of Montreal LOC), 0.93%, 08/07/18(b)		17,000	17,000,000
City of New York, Series 2005F, Sub-Series F-3, GO, VRDN (Sumitomo Mitsui Banking LOC), 0.92%, 08/07/18(b)		7,175	7,175,000

5

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
City of New York, Series 2005F, Sub-Series F6, GO, VRDN (JP Morgan Chase Bank NA SBPA), 1.50%, 08/01/18(b)	USD	15,505	$15,505,000
City of New York, Series 2006I, Sub-Series I-4, GO, VRDN (TD Bank NA LOC), 1.45%, 08/01/18(b)		29,250	29,250,000
City of New York, Series 2008J, Sub-Series J-8, GO, VRDN (Sumitomo Mitsui Banking LOC), 1.05%, 08/07/18(b)(d)		8,100	8,100,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.98%, 08/07/18(b)		9,025	9,025,000
City of New York, Series 2012D, Sub-Series D-3A, GO, VRDN (Bank of New York Mellon SBPA), 1.50%, 08/01/18(b)		9,000	9,000,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.45%, 08/01/18(b)		9,300	9,300,000
City of New York, Series 2013A, Sub-Series A-2, GO, VRDN (Mizuho Bank Ltd. LOC), 1.50%, 08/01/18(b)		11,300	11,300,000
City of New York, Series 2014I, Sub-Series I-2, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.50%, 08/01/18(b)		5,090	5,090,000
City of New York (AGM), Series H, Sub-Series H-3, GO, VRDN (State Street Bank & Trust Co. SBPA), 1.51%, 08/01/18(b)		8,000	8,000,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank LOC), 0.99%, 08/07/18(b)		3,180	3,180,000
Hudson YDS Infrastructure Corp. New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 0.99%, 08/07/18(a)(b)(c)		11,250	11,250,000
Hudson YDS Infrastructure Corp. New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0677, RB, VRDN (Toronto-Dominion Bank LIQ), 0.99%, 08/07/18(a)(b)(c)		4,595	4,595,000
Metropolitan Transportation Authority, Series 2015E-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.89%, 08/07/18(b)		12,905	12,905,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0499, RB, VRDN (Toronto-Dominion Bank LIQ), 1.04%, 08/07/18(a)(b)(c)		4,530	4,530,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/18(a)(b)(c)		3,000	3,000,000
Nassau Health Care Corp. (Nassau County Guaranteed), Series 2009C, Sub-Series C2, RB, VRDN (Wells Fargo Bank NA LOC), 0.92%, 08/07/18(b)		10,915	10,915,000
New York City Housing Development Corp., Series 2006A, RB, VRDN (Fannie Mae LOC), 0.94%, 08/07/18(b)		24,575	24,575,000
New York City Municipal Water Finance Authority, Series 2000C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.95%, 08/07/18(b)		40,000	40,000,000

Security		Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Series 2001F, Sub-Series F-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.50%, 08/01/18(b)	USD	11,550	$11,550,000
New York City Municipal Water Finance Authority, Series 2008B, Sub-Series B-1A, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.95%, 08/07/18(b)		27,050	27,050,000
New York City Municipal Water Finance Authority, Series 2011F, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.54%, 08/01/18(b)		42,500	42,500,000
New York City Municipal Water Finance Authority, Series 2014AA, Sub-Series AA-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.50%, 08/01/18(b)		16,395	16,395,000
New York City Municipal Water Finance Authority, Series 2015BB, Sub-Series BB-2, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.50%, 08/01/18(b)		14,150	14,150,000
New York City Transitional Finance Authority Future Tax Secured, Series 1999A, Sub Series A-1, RB, VRDN (TD Bank NA SBPA), 0.98%, 08/07/18(b)		14,400	14,400,000
New York City Transitional Finance Authority Future Tax Secured, Series 2018C, Sub-Series C-6, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.92%, 08/07/18(b)		12,000	12,000,000
New York City Transitional Finance Authority Future Tax Secured (Multi-Modal Bonds), Series 2003, Sub-Series A-4, RB, VRDN (TD Bank NA SBPA), 1.45%, 08/01/18(b)		14,265	14,265,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 0.96%, 08/07/18(a)(b)(c)		2,000	2,000,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0156, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/18(b)(c)		2,050	2,050,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2529, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/18(a)(b)(c)		4,625	4,625,000
New York City Trust for Cultural Resources, Series 2009A, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.89%, 08/07/18(b)		26,800	26,800,000
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2344, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/18(a)(b)(c)		2,800	2,800,000
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2586, RB, VRDN (Citibank NA LIQ), 0.95%, 08/07/18(a)(b)(c)		3,750	3,750,000
New York Power Authority, Series 2018, 1.58%, 08/07/18		7,000	7,000,707
New York Power Authority, Series 2018, 1.14%, 08/16/18		8,009	8,009,173
New York Power Authority, Series 2018, 1.10%, 08/16/18		16,805	16,804,629
New York Power Authority, Series 2018, 1.20%, 09/06/18		15,000	15,000,000

6

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
New York Power Authority, Series 2018, 1.30%, 10/11/18	USD	8,000	$7,999,680
New York State Dormitory Authority, Series 2006, RB, VRDN (Fannie Mae LOC), 0.91%, 08/07/18(b)		46,430	46,430,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 0.98%, 08/07/18(b)		40,450	40,450,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.94%, 08/07/18(b)		8,400	8,400,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 0.92%, 08/07/18(b)		10,240	10,240,000
New York State Urban Development Corp. (State Facilities & Equipment), Series 2004A-3-C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.93%, 08/07/18(b)		15,000	15,000,000
New York Urban Development Corporation Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2521, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/18(a)(b)(c)		6,400	6,400,000
New York Urban Development Corporation Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0580, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/18(a)(b)(c)		3,750	3,750,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18(b)		3,330	3,330,000
RBC Municipal Products, Inc. Trust, Series 2018E-118, GO, VRDN (Royal Bank of Canada LOC), 1.50%, 08/01/18(a)(b)		20,000	20,000,000
RBC Municipal Products, Inc. Trust, Series 2018G-5, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(b)		1,600	1,600,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18(b)		3,900	3,900,000

			655,649,189
North Carolina — 0.3%(b)
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 0.95%, 08/07/18(a)(c)		5,250	5,250,000
City of Charlotte (Government Facilities), Series 2003F, COP, VRDN (Bank of America NA SBPA), 0.97%, 08/07/18		7,385	7,385,000
North Carolina Capital Facilities Finance Agency, Series 2014 0052, RB, VRDN (Citibank NA LIQ), 0.98%, 08/07/18(a)		2,580	2,580,000

			15,215,000

Security		Par (000)	Value
Ohio — 3.6%
American Municipal Power, Inc. (Village of Genoa Project), Series 2017, RB, BAN, 2.25%, 12/13/18	USD	1,572	$1,576,504
City of Berea, Series 2018, GO, BAN, 2.25%, 03/14/19		6,801	6,831,341
City of Kirtland, Series 2018, GO, BAN, 3.00%, 06/20/19		3,305	3,338,504
Cleveland-Cuyahoga County Port Authority (Carnegie/89th Garage and Service Center LLC Project), Series 2007, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.90%, 08/07/18(b)		57,835	57,835,000
Cleveland-Cuyahoga County Port Authority (SPC Buildings 1 & 3 LLC), Series 2007A, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.90%, 08/07/18(b)		1,150	1,150,000
County of Franklin (Nationwide Children’s Hospital, Inc. Project), Series 2015B, RB, VRDN, 0.91%, 08/07/18(b)		14,150	14,150,000
County of Franklin (OhioHealth Corp.), Series 2011DD-1, RB, VRDN, 0.93%, 08/07/18(b)		33,640	33,640,000
Ohio State University (The), Series 2008B, RB, VRDN, 0.92%, 08/07/18(b)		40,100	40,100,000
RBC Municipal Products, Inc. Trust, Series 2018E-119, RB, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(b)		10,000	10,000,000
RBC Municipal Products, Inc. Trust, Series 2018G-30, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(b)		2,300	2,300,000

			170,921,349
Oregon — 0.2%
Oregon State Facilities Authority (Quatama Housing LP Project), Series 2005A, RB, VRDN (Fannie Mae LOC), 1.02%, 08/07/18(b)		10,375	10,375,000

Pennsylvania — 1.3%(b)
Blair County Industrial Development Authority (Homewood Retirement Centers Obligated Group), Series 2004, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18		4,700	4,700,000
Geisinger Authority Pennsylvania Health System (Geisinger Health System Obligated Group), Series 2005A, RB, VRDN (TD Bank NA SBPA), 1.42%, 08/01/18		4,500	4,500,000
Geisinger Authority Pennsylvania Health System Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0543, RB, VRDN (Royal Bank of Canada LIQ), 0.97%, 08/07/18(a)(c)		4,000	4,000,000
General Authority of Southcentral Pennsylvania (Homewood Retirement Centers Obligated Group), Series 2003, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18		3,735	3,735,000

7

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pennsylvania (continued)
Lycoming County Authority (Lycoming College Project), Series 2013 S1, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18	USD	4,175	$4,175,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 1.50%, 08/01/18		5,075	5,075,000
Montgomery County Industrial Development Authority (Big Little Associate Project), Series 1999A, RB, VRDN (Wells Fargo Bank NA LOC), 1.14%, 08/07/18		110	110,000
Pennsylvania Economic Development Financing Authority (PSEG Power LLC Project), Series 2007, RB, VRDN (TD Bank NA LOC), 0.98%, 08/07/18		10,000	10,000,000
RBC Municipal Products, Inc. Trust, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.50%, 08/01/18(a)		13,000	13,000,000
Westmoreland County Municipal Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 0.97%, 08/07/18(a)(c)		7,595	7,595,000
Wisconsin Health & Education Facilities Tender Option Bond Trust Receipts/Certificates Various Trust, Series 2018-XM0613, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/18(a)(c)		4,325	4,325,000

			61,215,000
Rhode Island — 0.2%
City of Cranston, Series 2017-1, GO, BAN, 2.00%, 09/06/18		7,340	7,344,634

South Carolina — 0.3%
City of Columbia, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.96%, 08/07/18(b)		13,175	13,175,000

Tennessee — 2.9%
Clarksville Public Building Authority (Tennessee Municipal Bond), Series 1999, RB, VRDN (Bank of America NA LOC), 1.03%, 08/07/18(b)		4,605	4,605,000
Metro Government of Nashville, Series 2018B-2, 1.33%, 08/31/18		46,500	46,505,092
Metropolitan Government of Nashville & Davidson County, Series 2018B-1, (JP Morgan Chase Bank NA LOC) 1.32%, 08/20/18		33,300	33,303,263
Metropolitan Government of Nashville & Davidson County, Series 2018B-1, (JP Morgan Chase Bank NA LOC) 1.32%, 08/21/18		40,000	40,002,276
Tennessee Houshing Development Agency Resident Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-YX1087, RB, VRDN (Barclays Bank plc LIQ), 0.97%, 08/07/18(a)(b)(c)		10,720	10,720,000

			135,135,631

Security		Par (000)	Value
Texas — 18.4%
Austin Texas Electric Utility System Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0220, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.04%, 08/07/18(a)(b)(c)	USD	27,745	$27,745,000
Bexar County Housing Finance Corp. (AAMHA LLC Project), Series 2000, RB, VRDN (Fannie Mae LOC), 0.96%, 08/07/18(b)		2,905	2,905,000
City of Austin, Series 2008A, RB, VRDN (Citibank NA LOC), 0.96%, 08/07/18(b)		7,345	7,345,000
City of Austin, Series 2008B, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.93%, 08/07/18(b)		4,700	4,700,000
City of Garland, Series 2018, (Sumitomo Mitsui Banking LOC) 1.02%, 08/03/18		11,000	10,999,557
City of Houston, Series 2018B-4, (State Street Bank & Trust Co. LIQ) 1.20%, 08/21/18		5,700	5,699,999
City of Houston Combined Utility System, Series 2004B-5, RB, VRDN (Wells Fargo Bank NA LOC), 0.92%, 08/07/18(b)		27,640	27,640,000
City of San Antonio (Bank of Tokyo-Mitsubishi UFJ Ltd.), Series 2018A, 1.40%, 09/06/18		29,000	29,007,842
County of Harris (Methodist Health Systems), Series 2018E-1, 1.60%, 08/09/18		6,300	6,300,695
Denton Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States (PSF-GTD), GO, VRDN (Toronto-Dominion Bank LIQ), 0.97%, 08/07/18(a)(b)(c)		3,745	3,745,000
Fort Bend Independent School District, Series 2018A, (JP Morgan Chase Bank NA LIQ) 1.27%, 09/21/18		5,000	5,000,000
Fort Bend Independent School District, Series 2018A, (JP Morgan Chase Bank NA LIQ) 1.23%, 09/24/18		5,000	4,999,998
Harris County Cultural Education Facilities Finance Corp. (Methodist Health Systems), Series 2018C-1, 1.40%, 08/02/18		23,000	23,000,032
Harris County Cultural Education Facilities Finance Corp. (Methodist Health Systems), Series 2018C-1, 1.40%, 09/05/18		50,000	50,011,760
Harris County Cultural Education Facilities Finance Corp. (Methodist Health Systems), Series 2018C-1, 1.25%, 09/20/18		32,000	32,002,208
Harris County Cultural Education Facilities Finance Corp. (Methodist Health Systems), Series 2018C-2, 1.40%, 08/02/18		40,670	40,670,057
Harris County Cultural Education Facilities Finance Corp. (Methodist Health Systems), Series 2014C, RB, VRDN, 0.93%, 08/07/18(b)		21,185	21,185,000
Harris County Cultural Education Facilities Finance Corp. (Methodist Health Systems), Series 2016C, RB, VRDN, 0.93%, 08/07/18(b)		52,500	52,500,000
Harris County Health Facilities Development Corp. (Methodist Health Systems), Series 2008A-2, RB, VRDN, 1.54%, 08/01/18(b)		27,910	27,910,000
Katy Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0163, GO, VRDN (Bank of America NA LIQ), 0.98%, 08/07/18(a)(b)(c)		3,015	3,015,000

8

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Series 2009D, RB, VRDN (Royal Bank of Canada LOC), 0.95%, 08/07/18(b)	USD	99,205	$99,205,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2012, RB, VRDN, 1.00%, 08/07/18(b)		6,000	6,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010 A, RB, VRDN, 1.00%, 08/07/18(b)		3,000	3,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources LP), Series 2002B, RB, VRDN, 1.01%, 08/07/18(b)		7,500	7,500,000
RBC Municipal Products, Inc. Trust, Series 2018E-122, RB, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(b)(d)		24,000	24,000,000
RBC Municipal Products, Inc. Trust, Series 2018G-31, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(b)		3,000	3,000,000
RBC Municipal Products, Inc. Trust, Series 2018G-35, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(b)		7,135	7,135,000
RBC Municipal Products, Inc. Trust (PSF-GTD), GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(b)		7,740	7,740,000
RBC Municipal Products, Inc. Trust (PSF-GTD), Series G-34, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(b)		2,000	2,000,000
San Antonio Electric & Gas, Series 2018B, (Wells Fargo Bank NA LOC) 1.28%, 09/12/18		17,300	17,300,599
San Antonio Electric & Gas (Bank of Tokyo-Mitsubishi UFJ Ltd.), Series 2018C, 1.30%, 08/02/18		32,000	31,999,757
San Antonio Electric & Gas (Bank of Tokyo-Mitsubishi UFJ Ltd.), Series 2018C, 1.25%, 09/24/18		13,000	12,999,995
State of Texas, Series 2015B, GO, VRDN (Federal Home Loan Bank SBPA), 0.97%, 08/07/18(b)		21,805	21,805,000
State of Texas, Series 2016, GO, VRDN (Helaba SBPA), 0.95%, 08/07/18(b)		7,785	7,785,000
State of Texas, Series 2017, GO, VRDN (Sumitomo Mitsui Banking SBPA), 1.00%, 08/07/18(b)		18,050	18,050,000
State of Texas, Series 2017, RB, TAN, 4.00%, 08/30/18		127,140	127,419,225
State of Texas, Series 2018, GO, VRDN (Federal Home Loan Bank LIQ), 1.04%, 08/07/18(b)(d)		11,000	11,000,000
Tarrant County Housing Finance Corp. (Gateway Arlington Apartments Project), Series 2003, RB, VRDN (Fannie Mae LOC), 0.95%, 08/07/18(b)		4,180	4,180,000
Texas Water Development Board Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2201, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/18(a)(b)(c)		300	300,000
University of Texas System (The), Series 2018A, 1.20%, 08/13/18		20,000	20,001,776
University of Texas System (The), Series 2018A, 1.12%, 08/17/18		20,520	20,519,518
University of Texas System (The), Series 2018A, 1.21%, 08/21/18		25,000	25,002,720

			864,325,738

Security		Par (000)	Value
Utah — 3.2%
City of Murray (IHC Health Services, Inc.), Series 2003A, RB, VRDN, 0.90%, 08/07/18(b)	USD	69,200	$69,200,000
City of Murray (IHC Health Services, Inc.), Series 2003B, RB, VRDN, 0.90%, 08/07/18(b)		49,405	49,405,000
City of West Jordan (Broadmoor Village Apartments LLC), Series 2004, RB, VRDN (Freddie Mac LIQ), 1.01%, 08/07/18(b)		9,675	9,675,000
County of Utah (IHC Health Services, Inc.), Series 2018C, RB, VRDN (TD Bank NA SBPA), 1.45%, 08/01/18(b)(d)		16,700	16,700,000
County of Weber (IHC Health Services, Inc.), Series 2000C, RB, VRDN (Bank of New York Mellon SBPA), 1.50%, 08/01/18(b)		2,795	2,795,000
Intermountain Power Agency, Series 2018-B-4, 1.64%, 08/01/18		3,950	3,950,020

			151,725,020
Virginia — 0.6%(b)
Alexandria Industrial Development Authority (Young Men’s Christian Association of Metropolitan Washington Facility), Series 1998, RB, VRDN (First National Bank of MD LOC), 1.04%, 08/07/18		1,315	1,315,000
Hampton Roads Transport Accountant Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 0.97%, 08/07/18(a)(c)		4,400	4,400,000
Loudoun County Economic Development Authority (Howard Hughes Medical Institute Project), Series 2003F, RB, VRDN, 0.92%, 08/07/18		8,000	8,000,000
Norfolk Economic Development Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0183, RB, VRDN (Barclays Bank plc LIQ), 0.96%, 08/07/18(a)(c)		6,430	6,430,000
University of Virginia, Series 2014-48, RB, VRDN (Citibank NA LIQ), 0.98%, 08/07/18(a)		2,110	2,110,000
Virginia Commonwealth Transportation Board Trust Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0659, RB, VRDN (Royal Bank of Canada LIQ), 0.97%, 08/07/18(a)(c)		6,000	6,000,000

			28,255,000
Washington — 1.0%(b)
Washington State Health Care Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2527, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/18(a)(c)		1,875	1,875,000
Washington State Housing Finance Commission (Living Care Center Project), Series 2000, RB, VRDN (Wells Fargo Bank NA LOC), 0.95%, 08/07/18		9,000	9,000,000
Washington State Housing Finance Commission (Panorama Project), Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 0.94%, 08/07/18		4,000	4,000,000

9

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission (Reserve at Renton Apartments Project), Series 2014, RB, VRDN (East West Bank LOC), 0.95%, 08/07/18	USD	23,200	$23,200,000
Washington State Housing Finance Commission (Traditions at South Hill Apartments Project), Series 2011A-B, RB, VRDN (Freddie Mac LOC), 0.93%, 08/07/18		3,630	3,630,000
Washington State Tender Options Bond Trust Receipts/Certificates Various States, Series 2016-XL0007, RB, VRDN (Barclays Bank plc LIQ), 1.09%, 08/07/18(a)(c)		6,920	6,920,000

			48,625,000
Wisconsin — 1.8%(b)
Wisconsin Housing & Economic Development Authority, Series 2015C, RB, VRDN (Royal Bank of Canada SBPA), 0.95%, 08/07/18		25,450	25,450,000
Wisconsin Housing & Economic Development Authority, Series 2018C, RB, VRDN (Royal Bank of Canada SBPA), 0.95%, 08/07/18		24,105	24,105,000
Wisconsin Housing & Economic Development Authority (FNMA COLL), Series 2016C, RB, VRDN (Royal Bank of Canada SBPA), 0.95%, 08/07/18		16,100	16,100,000
Wisconsin Housing & Economic Development Authority (FNMA COLL), Series 2017D, RB, VRDN (Royal Bank of Canada SBPA), 0.95%, 08/07/18		19,800	19,800,000

			85,455,000
Wyoming — 0.2%
Wyoming Community Development Authority, Series 2018-2, RB, VRDN (Royal Bank of Canada SBPA), 0.95%, 08/07/18(b)		9,750	9,750,000

Total Municipal Bonds — 93.7% (Cost: $4,413,070,966)			4,413,166,092

Closed-End Investment Companies — 2.8%

California — 0.8%(b)
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 0.95%, 08/07/18		12,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LIQ), 0.95%, 08/07/18		25,000	25,000,000

			37,000,000
New York — 1.6%
Nuveen New York AMT-Free Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.00%, 08/07/18		49,500	49,500,000

Security		Par (000)	Value
New York (continued)
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Toronto-Dominion Bank LIQ), 0.98%, 08/07/18(b)	USD	27,000	$27,000,000

			76,500,000
Ohio — 0.4%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 1.04%, 08/07/18(b)		2,900	2,900,000
Nuveen AMT-Free Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LOC), 1.04%, 08/07/18		14,300	14,300,000

			17,200,000
Total Closed-End Investment Companies — 2.8% (Cost: $130,700,000)			130,700,000

Total Investments — 96.5% (Cost: $4,543,770,966)			4,543,866,092
Other Assets Less Liabilities — 3.5%			163,314,402

Net Assets — 100.0%			$4,707,180,494

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security.
(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

10

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniCash

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$4,543,866,092	$—	$4,543,866,092

(a)	See above Schedule of Investments for values in each state.

During the period ended July 31, 2018, there were no transfers between levels.

11

Schedule of Investments (unaudited) July 31, 2018	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds — 85.5%

Alaska — 1.3%
Municipality of Anchorage, Series 2018, GO, TAN, 4.00%, 09/17/18	USD	2,000	$2,006,617

Colorado — 2.1%(a)
Colorado Health Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/18(b)(c)		1,000	1,000,000
Colorado Housing & Finance Authority, Series 2006A-2, RB, VRDN (Federal Home Loan Bank SBPA), 1.00%, 08/07/18		100	100,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 1.00%, 08/07/18		2,090	2,090,000

			3,190,000
District of Columbia — 1.4%(a)
District of Columbia, Series 1998A, RB, VRDN (TD Bank NA LOC), 0.98%, 08/07/18		250	250,000
District of Columbia, Series 2009B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.94%, 08/07/18		1,000	1,000,000
District of Columbia (Community Connections Real Estate Foundation), Series 2007A, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18		900	900,000

			2,150,000
Florida — 3.8%
Cape Coral Water & Sewer Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 0.98%, 08/07/18(a)(b)(c)		1,000	1,000,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.50%, 08/01/18(a)		3,005	3,005,000
Gainesville Utility Systems, Series 2018C, 1.15%, 08/02/18		1,000	1,000,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group), Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.94%, 08/07/18(a)		500	500,000

Security	Par (000)		Value
Florida (continued)
Sarasota County Public Hospital District (Sarasota Memorial Hospital Project), Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 0.96%, 08/07/18(a)	USD	220	$220,000

			5,725,000
Georgia — 0.8%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia Project), Series 2008B, Sub-Series B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.96%, 08/07/18(a)		1,275	1,275,000

Hawaii — 1.3%
Hawaii State Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0518, GO, VRDN (Royal Bank of Canada LIQ), 0.98%, 08/07/18(a)(b)(c)		2,000	2,000,000

Idaho — 0.8%
Idaho Housing & Finance Association (Traditions at Boise Apartments Project), Series 2011A, RB, VRDN, (Federal Home Loan Mortgage Corp. LOC) 0.94%, 08/07/18(a)		1,250	1,250,000

Illinois — 6.2%
City of Chicago, Series 2009B-2, (MUFG Bank Ltd. LOC) 1.49%, 09/13/18		1,000	1,000,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-3A, RB, VRDN (Northern Trust Company SBPA), 0.92%, 08/07/18(a)		300	300,000
Illinois Finance Authority (Advocate Health Care Network Obligated Group), Series 2008C, Sub-Series C-2B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.95%, 08/07/18(a)		1,000	1,000,000
Illinois Finance Authority (OSF Healthcare System), Series 2007F, RB, VRDN (Barclays Bank plc LOC), 0.98%, 08/07/18(a)		3,900	3,900,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.98%, 08/07/18(a)(b)(c)		1,280	1,280,000
Illinois Housing Development Authority, Series 2018, Sub-Series A-2, RB, VRDN (Federal Home Loan Bank SBPA), 0.95%, 08/07/18(a)		1,000	1,000,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 0.89%, 08/07/18(a)		1,000	1,000,000

			9,480,000
Indiana — 3.1%(a)
City of Rockport (AEP Generating Co. Project), Series 1995A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.97%, 08/07/18		300	300,000

1

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Indiana (continued)
City of Rockport (AEP Generating Co. Project), Series 1995B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.97%, 08/07/18	USD	300	$300,000
Indiana Finance Authority (Convention Center Expansion Project), Series 2008, RB, VRDN (BMO Harris Bank NA SBPA), 0.94%, 08/07/18		1,565	1,565,000
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 1.03%, 08/07/18(c)		2,600	2,600,000

			4,765,000
Iowa — 4.9%
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.20%, 08/07/18(a)(c)		7,500	7,500,000

Kansas — 0.7%
RBC Municipal Products, Inc. Trust, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(c)		1,000	1,000,000

Kentucky — 1.0%
Kentucky Economic Development Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 1.12%, 08/07/18(a)(b)(c)		500	500,000
Louisville & Jefferson County Metropolitan Sewer District, Series 2018, 1.25%, 08/10/18		1,000	1,000,000

			1,500,000
Louisiana — 3.4%(a)
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008B, RB, VRDN, 0.95%, 08/07/18		2,210	2,210,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 0.95%, 08/07/18		2,900	2,900,000

			5,110,000
Maryland — 1.0%(a)
County of Baltimore (Odyssey School Facility (The)), Series 2001, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18		1,170	1,170,000
Maryland Health & Higher Educational Facilities Authority (Anne Arundel Health System Obligated Group), Series 2009B, RB, VRDN (Bank of America NA LOC), 0.93%, 08/07/18		400	400,000

			1,570,000

Security	Par (000)		Value
Massachusetts — 3.5%
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.), Series 2011K-1, RB, VRDN (Wells Fargo Bank NA SBPA), 0.90%, 08/07/18(a)	USD	1,300	$1,300,000
Town of Norwood, Series 2017, GO, BAN, 2.50%, 12/20/18		3,000	3,012,562
University of Massachusetts Building Authority (State Street Bank & Trust), Series 2018A1, 1.28%, 09/13/18		1,000	1,000,000

			5,312,562
Minnesota — 1.0%
Minnesota Higher Education Facilities Authority (The College of Saint Catherine), Series 2002 FIVE-N2, RB, VRDN (U.S. Bank NA LOC), 0.94%, 08/07/18(a)		500	500,000
Regents of the University of Minnesota, Series 2018F, 1.12%, 08/03/18		1,000	1,000,000

			1,500,000
Mississippi — 0.1%
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010K, RB, VRDN, 1.52%, 08/01/18(a)		100	100,000

Nebraska — 2.0%
Omaha Public Power District Electric Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2551, RB, VRDN (Citibank NA LIQ), 0.99%, 08/07/18(a)(b)(c)		3,000	3,000,000

New Jersey — 0.6%
Somerset County Improvement Authority (Township of Hillsborough Project), Series 2018, RB, 3.00%, 06/06/19		900	908,297

New York — 11.9%
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.98%, 08/07/18(a)		2,985	2,985,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 0.99%, 08/07/18(a)		385	385,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 0.97%, 08/07/18(a)(b)(c)		2,555	2,555,000

2

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
New York (continued)
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 0.87%, 08/07/18(a)	USD	400	$400,000
New York City Municipal Water Finance Authority, Series 2000C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.95%, 08/07/18(a)		1,500	1,500,000
New York City Transitional Finance Authority Future Tax Secured, Series 2018C, Sub-Series C-6, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.92%, 08/07/18(a)		2,000	2,000,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 0.96%, 08/07/18(a)(b)(c)		800	800,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2529, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/18(a)(b)(c)		1,000	1,000,000
New York Power Authority, Series 2018, 1.58%, 08/07/18		1,500	1,500,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.05%, 08/07/18(a)		1,350	1,350,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18(a)		1,200	1,200,000
RBC Municipal Products, Inc. Trust, Series 2018E-118, GO, VRDN (Royal Bank of Canada LOC), 1.50%, 08/01/18(a)(c)		2,000	2,000,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 0.97%, 08/07/18(a)(b)(c)		500	500,000

			18,175,000
North Carolina — 0.6%(a)
City of Charlotte (Governmental Facilities Projects), Series 2013G, COP, VRDN (Wells Fargo Bank NA LIQ), 0.93%, 08/07/18(d)		400	400,000
County of New Hanover, Series 2006, GO, VRDN (Wells Fargo Bank NA SBPA), 0.94%, 08/07/18		455	455,000

			855,000
Ohio — 4.2%
American Municipal Power, Inc., Series 2018, RB, BAN, 3.00%, 06/27/19		1,500	1,514,836
American Municipal Power, Inc. (Village of Genoa Project), Series 2017, RB, BAN, 2.25%, 12/13/18		500	501,375
American Municipal Power, Inc. (Village of Holiday City Project), Series 2018, RB, BAN, 3.00%, 04/30/19		904	910,357
American Municipal Power, Inc. (Village of Monroeville Project), Series 2018, RB, BAN, 3.00%, 04/25/19		460	463,344
City of Berea, Series 2018, GO, BAN, 2.25%, 03/14/19		1,000	1,004,444

Security	Par (000)		Value
Ohio (continued)
City of Uhrichsville, Series 2018, GO, BAN, 3.00%, 06/26/19(d)	USD	855	$863,702
Cleveland-Cuyahoga County Port Authority (SPC Buildings 1 & 3 LLC), Series 2007A, RB, VRDN (JP Morgan Chase Bank NA LOC), 0.90%, 08/07/18(a)		100	100,000
Ohio State Hospital Facility Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0573, RB, VRDN (Toronto-Dominion Bank LIQ), 0.97%, 08/07/18(a)(b)(c)		350	350,000
Village of Woodmere, Series 2017, GO, BAN, 2.00%, 10/03/18		765	766,241

			6,474,299
Oregon — 0.6%
Oregon Education Districts, Series 2018A, COP, 2.50%, 12/31/18		900	902,520

Pennsylvania — 5.6%(a)
Geisinger Authority Pennsylvania Health System (Geisinger Health System Obligated Group), Series 2005A, RB, VRDN (TD Bank NA SBPA), 1.42%, 08/01/18		1,500	1,500,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 1.50%, 08/01/18		4,065	4,065,000
RBC Municipal Products, Inc. Trust, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.50%, 08/01/18(c)		2,000	2,000,000
Westmoreland County Municipal Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 0.97%, 08/07/18(b)(c)		1,000	1,000,000

			8,565,000
Rhode Island — 0.7%
City of Cranston, Series 2017-1, GO, BAN, 2.00%, 09/06/18		1,000	1,000,986

South Carolina — 1.0%
City of Columbia, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.96%, 08/07/18(a)		1,600	1,600,000

Texas — 14.1%
City of Austin, Series 2008A, RB, VRDN (Citibank NA LOC), 0.96%, 08/07/18(a)		2,000	2,000,000
City of Austin Water & Wastewater System, Series 2008, RB, VRDN (Citibank NA LOC), 0.95%, 08/07/18(a)		700	700,000

3

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Texas (continued)
City of San Antonio (Bank of Tokyo-Mitsubishi UFJ Ltd.), Series 2018A, 1.40%, 09/06/18	USD	1,000	$1,000,000
Harris County Cultural Education Facilities Finance Corp. (Methodist Health Systems), Series 2018C-1, 1.40%, 08/02/18		4,000	4,000,000
Harris County Health Facilities Development Corp. (Methodist Health Systems), Series 2008A-2, RB, VRDN, 1.54%, 08/01/18(a)		1,500	1,500,000
Katy Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0163, GO, VRDN (Bank of America NA LIQ), 0.98%, 08/07/18(a)(b)(c)		1,000	1,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010 A, RB, VRDN, 1.00%, 08/07/18(a)		1,000	1,000,000
Port of Port Arthur Navigation District (ATOFINA Petrochemicals, Inc.), Series 2002C, RB, VRDN, 1.00%, 08/07/18(a)		1,500	1,500,000
RBC Municipal Products, Inc. Trust, Series 2018E-122, RB, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(a)(c)(d)		1,000	1,000,000
San Antonio Electric & Gas, Series 2018B, (Wells Fargo Bank NA LOC) 1.28%, 09/12/18		1,000	1,000,000
State of Texas, Series 2017, RB, TAN, 4.00%, 08/30/18		3,000	3,006,513
State of Texas, Series 2018, GO, VRDN (Federal Home Loan Bank LIQ), 1.04%, 08/07/18(a)(d)		1,000	1,000,000
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), Series 2008-A, RB, VRDN (TD Bank NA LOC), 1.48%, 08/01/18(a)		1,800	1,800,000
Texas Transportation Commission, Series 2014-B1, RB, VRDN (Sumitomo Mitsui Banking LIQ), 0.89%, 08/07/18(a)		1,000	1,000,000

			21,506,513
Utah — 1.2%
County of Emery (PacifiCorp Project), Series 1994, RB, VRDN (Canadian Imperial Bank LOC), 0.94%, 08/07/18(a)		1,900	1,900,000

Virginia — 0.7%
Hampton Roads Transport Accountant Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 0.97%, 08/07/18(a)(b)(c)		700	700,000
Virginia Public Building Authority, Series 2014C, RB, 5.00%, 08/01/18		440	440,000

			1,140,000
Washington — 1.1%(a)
Washington State Housing Finance Commission, Series 2016VR-1N, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.94%, 08/07/18		700	700,000

Security	Par (000)		Value
Washington (continued)
Washington State Tender Options Bond Trust Receipts/Certificates Various States, Series 2016-XL0007, RB, VRDN (Barclays Bank plc LIQ), 1.09%, 08/07/18(b)(c)	USD	1,000	$1,000,000

			1,700,000
Wisconsin — 4.8%
Wisconsin Housing & Economic Development Authority, Series 2017C-4, RB, VRDN (Federal Home Loan Bank SBPA), 0.98%, 08/07/18(a)		7,255	7,255,000

Total Municipal Bonds — 85.5% (Cost: $130,416,794)			130,416,794

Closed-End Investment Companies — 6.0%(a)

New York — 2.9%
Nuveen New York AMT-Free Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.00%, 08/07/18(c)		1,500	1,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Toronto-Dominion Bank LIQ), 0.98%, 08/07/18		3,000	3,000,000

			4,500,000
Ohio — 3.1%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 1.04%, 08/07/18(c)		4,000	4,000,000
Nuveen New York AMT-Free Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LOC), 1.04%, 08/07/18		700	700,000

			4,700,000
Total Closed-End Investment Companies — 6.0% (Cost: $9,200,000)			9,200,000

Total Investments — 91.5% (Cost: $139,616,794)			139,616,794
Other Assets Less Liabilities — 8.5%			12,908,319

Net Assets — 100.0%			$152,525,113

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.

4

Schedule of Investments (unaudited) (continued) July 31, 2018	MuniFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$139,616,794	$—	$139,616,794

(a)	See above Schedule of Investments for values in each state.

During the period ended July 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) July 31, 2018	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 97.2%

New York — 97.2%(a)
Albany Industrial Development Agency (Corning Preserve/Hudson Riverfront Development Project), Series 2002, RB, VRDN (Keybank NA LOC), 1.19%, 08/07/18	USD	635	$635,000
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18		900	900,000
City of New York, Series 2008, Sub-Series J-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.45%, 08/01/18		200	200,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.45%, 08/01/18		1,000	1,000,000
City of New York, Series 2013A, Sub-Series A-2, GO, VRDN (Mizuho Bank Ltd. LOC), 1.50%, 08/01/18		300	300,000
City of New York, Series 2014I, Sub-Series I-2, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.50%, 08/01/18		150	150,000
County of Onondaga (Syracuse University Project), Series 2010A, RB, VRDN (Wells Fargo Bank NA LOC), 0.94%, 08/07/18		100	100,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank LOC), 0.99%, 08/07/18		585	585,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 0.99%, 08/07/18		775	775,000
Metropolitan Transportation Authority, Series 2005, Sub-Series E-1, RB, VRDN (Bank of Montreal LOC), 1.40%, 08/01/18		140	140,000
Metropolitan Transportation Authority, Series 2016B, Sub-Series B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.94%, 08/07/18		700	700,000
Nassau Health Care Corp. (Nassau County Guaranteed), Series 2009C, Sub-Series C2, RB, VRDN (Wells Fargo Bank NA LOC), 0.92%, 08/07/18		535	535,000
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 0.87%, 08/07/18		100	100,000
New York City Health & Hospital Corp. (HHC Capital Corp.), Series 2008C, RB, VRDN (TD Bank NA LOC), 0.90%, 08/07/18		300	300,000
New York City Municipal Water Finance Authority, Series 2003F, Sub-Series F-1, RB, VRDN (Barclays Bank plc SBPA), 0.95%, 08/07/18(b)		420	420,000

Security		Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Series 2006, Sub-Series AA-1A, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.50%, 08/01/18	USD	100	$100,000
New York City Municipal Water Finance Authority, Series 2013AA, Sub-Series AA-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.98%, 08/07/18		150	150,000
New York City Municipal Water Finance Authority, Series 2016BB-1B, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.40%, 08/01/18		200	200,000
New York City Transitional Finance Authority Future Tax Secured, Series 2012A, Sub-Series 2012A-4, RB, VRDN (Northern Trust Company SBPA), 1.45%, 08/01/18		900	900,000
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2344, RB, VRDN (Citibank NA LIQ), 0.97%, 08/07/18(c)(d)		800	800,000
New York Local Government Assistance Corp., Series 2008B-7V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.94%, 08/07/18		500	500,000
New York State Dormitory Authority, Series 2002A2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.95%, 08/07/18		150	150,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.05%, 08/07/18		200	200,000
New York State Dormitory Authority, Series 2008C, RB, VRDN (Bank of America NA LOC), 0.85%, 08/07/18		190	190,000
New York State Dormitory Authority, Series 2008D, RB, VRDN (TD Bank NA LOC), 0.92%, 08/07/18		585	585,000
New York State Dormitory Authority (Northern Westchester Hospital Association), Series 2009, RB, VRDN (TD Bank NA LOC), 0.92%, 08/07/18		200	200,000
New York State Dormitory Authority (St John’s University), Series 2008B-1, RB, VRDN (Bank of America NA LOC), 0.90%, 08/07/18		270	270,000
New York State Dormitory Authority (Trustees of Columbia University), Series 2003B, RB, VRDN, 0.80%, 08/07/18		300	300,000
New York State Dormitory Authority (University of Rochester), Series 2003A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.50%, 08/01/18		490	490,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-2, RB, VRDN (Mizuho Bank Ltd. LOC), 0.93%, 08/07/18		300	300,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Freddie Mac LOC), 0.92%, 08/07/18		250	250,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Freddie Mac LOC), 0.92%, 08/07/18		200	200,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2015A-1, RB, VRDN (Bank of New York Mellon LOC), 0.92%, 08/07/18		100	100,000

1

Schedule of Investments (unaudited) (continued) July 31, 2018	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
New York State Housing Finance Agency (606 West 57th Street Housing), Series 2016A, RB, VRDN (Wells Fargo Bank NA LOC), 0.95%, 08/07/18	USD	800	$800,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 0.98%, 08/07/18		500	500,000
New York State Housing Finance Agency (Clinton Park Development LLC), Series 2010A, RB, VRDN (Freddie Mac LIQ), 0.99%, 08/07/18		300	300,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.94%, 08/07/18		850	850,000
New York State Housing Finance Agency (River Terrace Associates LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 0.94%, 08/07/18		400	400,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 0.92%, 08/07/18		300	300,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18		500	500,000
RBC Municipal Products, Inc. Trust, Series 2018G-5, GO, VRDN (Royal Bank of Canada LOC), 0.97%, 08/07/18(d)		500	500,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders LOC), 0.99%, 08/07/18		560	560,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2005B, RB, VRDN (U.S. Bank NA LOC), 0.89%, 08/07/18		400	400,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A-1, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.48%, 08/01/18		400	400,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 0.97%, 08/07/18(c)(d)		1,000	1,000,000
Westchester County Industrial Development Agency (Northern Westchester Hospital Association), Series 2004, RB, VRDN (TD Bank NA LOC), 0.92%, 08/07/18		600	600,000

Total Municipal Bonds — 97.2% (Cost: $19,835,000)			19,835,000

Security	Par (000)	Value
Closed-End Investment Companies — 2.4%

New York — 2.4%
Nuveen New York AMT-Free Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.00%, 08/07/18(a)(d)	500	$500,000

Total Closed-End Investment Companies — 2.4% (Cost: $500,000)		500,000

Total Investments — 99.6% (Cost: $20,335,000)		20,335,000
Other Assets Less Liabilities — 0.4%		77,511

Net Assets — 100.0%		$20,412,511

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	When-issued security.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2

Schedule of Investments (unaudited) (continued) July 31, 2018	New York Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$20,335,000	$—	$20,335,000

(a)	See above Schedule of Investments for values in each state.

During the period ended July 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) July 31, 2018	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Certificates of Deposit — 25.2%

Domestic — 2.5%(a)
Bank of America NA, (LIBOR USD 3 Month + 0.08%), 2.42%, 10/12/18	USD	15,000	$14,999,899
Credit Industriel et Commercial, (LIBOR USD 1 Month + 0.25%), 2.34%, 02/08/19		25,000	25,001,773
Mizuho Bank Ltd., (LIBOR USD 1 Month + 0.30%), 2.37%, 08/28/18		10,000	10,001,694
Svenska Handelsbanken AB, (LIBOR USD 1 Month + 0.18%), 2.25%, 10/26/18		5,000	5,001,118
Wells Fargo Bank NA:
(LIBOR USD 1 Month + 0.22%), 2.30%, 08/09/18		10,000	10,000,817
(LIBOR USD 1 Month + 0.22%), 2.29%, 11/15/18		10,000	10,002,800
(LIBOR USD 1 Month + 0.25%), 2.33%, 11/19/18		5,000	5,001,826
(LIBOR USD 3 Month + 0.21%), 2.56%, 04/23/19		17,000	17,012,185

			97,022,112
Euro — 1.3%
Credit Industriel et Commercial:
2.35%, 08/23/18(b)		25,000	24,968,494
2.56%, 01/25/19		25,000	25,002,576

			49,971,070
Yankee — 21.4%(c)
Bank of Montreal, Chicago:
2.27%, 08/28/18		35,000	35,007,041
2.30%, 09/28/18		25,000	25,009,295
Barclays Bank plc, New York, 2.43%, 08/01/18		30,000	30,000,427
BNP Paribas SA, New York(a):
(LIBOR USD 1 Month + 0.25%), 2.33%, 12/11/18		30,000	30,003,949
(LIBOR USD 3 Month + 0.25%), 2.59%, 12/28/18		10,000	10,006,835
(LIBOR USD 1 Month + 0.25%), 2.32%, 02/12/19		50,000	50,002,781
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 1 Month + 0.19%), 2.27%, 08/31/18(a)		15,000	15,003,096
Cooperatieve Rabobank UA, New York, (LIBOR USD 1 Month + 0.18%), 2.27%, 11/13/18(a)		10,000	10,001,414
Credit Industriel et Commercial, New York(a):
(LIBOR USD 1 Month + 0.35%), 2.27%, 09/14/18		23,080	23,084,909
(LIBOR USD 1 Month + 0.28%), 2.35%, 11/15/18		20,000	20,008,446
Dexia Credit Local SA, New York, (LIBOR USD 1 Month + 0.30%), 2.38%, 01/18/19(a)		20,000	20,009,994
Mitsubishi UFJ Trust & Banking Corp., New York:
2.30%, 08/28/18		25,000	25,004,985
2.31%, 10/17/18		35,000	35,007,033
2.33%, 10/31/18		3,500	3,500,410

Security		Par (000)	Value
Yankee (continued)
Mizuho Bank Ltd., New York, (LIBOR USD 1 Month + 0.44%), 2.53%, 10/10/18(a)	USD	22,000	$22,013,783
Natixis SA, New York, 2.48%, 12/20/18		35,000	35,007,612
Norinchukin Bank, New York, (LIBOR USD 1 Month + 0.20%), 2.29%, 08/01/18(a)		20,000	20,000,191
Royal Bank of Canada, New York(a):
(LIBOR USD 1 Month + 0.21%), 2.31%, 08/09/18		3,850	3,850,326
(LIBOR USD 1 Month + 0.31%), 2.38%, 08/16/19		30,000	30,007,500
Skandinaviska Enskilda Banken AB, New York(a):
(LIBOR USD 1 Month + 0.32%), 2.40%, 11/21/18		13,000	13,007,192
(LIBOR USD 1 Month + 0.27%), 2.34%, 12/17/18		25,000	25,010,275
Sumitomo Mitsui Banking Corp., New York, (LIBOR USD 1 Month + 0.25%), 2.35%, 09/07/18(a)		35,000	35,006,588
Sumitomo Mitsui Trust Bank Ltd., New York:
1.94%, 08/03/18		75,000	74,999,961
(LIBOR USD 3 Month + 0.12%), 2.46%, 10/05/18(a)		10,000	10,002,222
2.32%, 10/16/18		20,000	20,005,836
Svenska Handelsbanken AB, New York(a):
(LIBOR USD 1 Month + 0.16%), 2.25%, 09/04/18		15,000	15,003,073
(LIBOR USD 1 Month + 0.26%), 2.33%, 12/17/18		37,000	37,014,373
Swedbank AB, New York(a):
(LIBOR USD 1 Month + 0.35%), 2.28%, 10/09/18		10,000	10,006,030
(LIBOR USD 1 Month + 0.19%), 2.27%, 12/31/18		48,000	48,002,732
Toronto-Dominion Bank (The), New York:
(LIBOR USD 1 Month + 0.20%), 2.27%, 08/17/18(a)		6,000	6,000,808
(LIBOR USD 1 Month + 0.19%), 2.28%, 09/04/18(a)		20,000	20,004,652
2.55%, 02/19/19		12,000	12,004,385
(LIBOR USD 1 Month + 0.40%), 2.48%, 04/23/19(a)		24,000	24,030,255
2.75%, 05/14/19		11,000	11,013,287
2.73%, 06/14/19		24,000	24,021,731

			827,663,427

Total Certificates of Deposit — 25.2% (Cost: $974,398,854)			974,656,609

Commercial Paper — 50.7%
Antalis SA, 2.33%, 09/07/18(b)		15,000	14,967,003
Bank Nederlandse Gemeenten NV:
1.95%, 08/01/18 - 08/07/18(b)		160,000	159,971,647
Banque et Caisse d’Epargne de l’Etat, 2.54%, 01/02/19(b)		6,000	5,935,546
Barclays Bank plc, 1.95%, 08/01/18(b)		85,000	84,995,597
Bennington Stark Capital Co. LLC(b)(d):
2.00%, 08/02/18 - 08/07/18		103,000	102,973,494
2.41%, 10/02/18		35,000	34,866,107

1

Schedule of Investments (unaudited) (continued) July 31, 2018	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Paper (continued)
BPCE SA, 2.45%, 08/01/18(b)	USD	45,000	$44,997,591
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.38%), 2.30%, 10/12/18(a)		20,000	20,013,322
Commonwealth Bank of Australia:
(LIBOR USD 1 Month + 0.19%), 2.28%, 09/10/18(a)		10,750	10,752,748
2.24%, 09/19/18(b)		11,000	10,967,917
(LIBOR USD 1 Month + 0.19%), 2.26%, 09/28/18(a)		15,000	15,004,256
(LIBOR USD 1 Month + 0.20%), 2.29%, 10/10/18(a)		15,000	15,004,587
Crown Point Capital Co. LLC(b)(d):
2.36%, 08/10/18		25,000	24,985,827
2.31%, 10/10/18		28,950	28,822,105
DBS Bank Ltd.(b):
2.32%, 11/02/18		35,000	34,791,634
2.33%, 11/26/18		30,000	29,764,000
DZ Bank AG, 1.90%, 08/01/18(b)		100,000	99,994,661
Erste Abwicklungsanstalt(b):
2.24%, 09/04/18		25,000	24,949,614
2.26%, 10/19/18(d)		35,000	34,826,556
Federation des Caisses Desjardins du Quebec:
2.27%, 09/07/18(b)		20,000	19,957,123
2.29%, 09/11/18(b)		20,000	19,952,353
(LIBOR USD 3 Month + 0.13%), 2.89%, 05/21/19(a)		22,000	22,001,430
(LIBOR USD 1 Month + 0.30%), 2.38%, 06/18/19(a)		6,000	6,001,173
HSBC Bank plc, (LIBOR USD 3 Month + 0.21%), 2.54%, 04/17/19(a)		14,000	14,001,919
ING US Funding LLC:
(LIBOR USD 1 Month + 0.20%), 2.30%, 08/07/18(a)		14,000	14,000,909
(LIBOR USD 3 Month + 0.16%), 2.50%, 01/07/19(a)		30,000	30,014,242
2.57%, 01/11/19(b)		11,000	10,875,574
(LIBOR USD 1 Month + 0.32%), 2.39%, 02/08/19(a)		15,000	15,007,395
(LIBOR USD 1 Month + 0.27%), 2.37%, 03/06/19(a)		35,000	35,003,937
Kells Funding LLC(b)(d):
2.27%, 09/11/18		25,000	24,939,100
2.25%, 10/24/18		35,000	34,815,963
Lexington Parker Capital Co. LLC:
2.00%, 08/06/18 - 08/07/18(b)		90,000	89,966,575
Liberty Street Funding LLC, 2.34%, 09/25/18(b)		30,000	29,900,227
Lloyds Bank plc(a):
(LIBOR USD 1 Month + 0.25%), 2.35%, 12/07/18		15,000	15,003,800
(LIBOR USD 1 Month + 0.22%), 2.31%, 01/02/19		40,000	40,002,443
Manhattan Asset Funding Co. LLC, 2.31%, 09/04/18(b)		25,000	24,949,566
Matchpoint Finance plc, 1.95%, 08/01/18(b)		40,000	39,997,724
Mont Blanc Capital Corp., 2.18%, 09/14/18(b)		19,689	19,637,193
National Australia Bank Ltd.(a):
(LIBOR USD 1 Month + 0.18%), 2.25%, 09/13/18		18,000	18,004,492
(LIBOR USD 1 Month + 0.25%), 2.35%, 04/02/19		30,000	30,008,801

Security		Par (000)	Value
Commercial Paper (continued)
National Securities Clearing Corp., 2.21%, 09/10/18(b)	USD	16,000	$15,963,246
Nationwide Building Society, 2.26%, 10/29/18(b)		50,000	49,717,500
Nestle Capital Corp., 2.42%, 12/12/18(b)		25,000	24,792,207
Nieuw Amsterdam Receivables Corp., 2.21%, 08/21/18(b)		20,000	19,976,247
Old Line Funding LLC:
2.48%, 10/25/18(b)		13,000	12,930,529
(LIBOR USD 1 Month + 0.39%), 2.46%, 04/29/19(a)		15,000	15,005,490
Ontario Teachers’ Finance Trust, 2.49%, 01/18/19(b)(d)		6,625	6,546,926
Oversea-Chinese Banking Corp. Ltd.(a):
(LIBOR USD 1 Month + 0.21%), 2.30%, 09/06/18		12,000	12,001,302
(LIBOR USD 3 Month + 0.17%), 2.52%, 04/23/19		12,000	12,002,560
Ridgefield Funding Co. LLC, 2.31%, 08/20/18(b)(d)		15,000	14,982,850
Standard Chartered Bank, 2.48%, 01/16/19(b)		29,143	28,808,636
Starbird Funding Corp.(b):
1.95%, 08/01/18		50,000	49,997,267
2.30%, 09/05/18		30,000	29,937,660
Swedbank AB(b):
2.24%, 10/04/18		40,000	39,856,133
2.24%, 10/09/18		10,000	9,960,470
Thunder Bay Funding LLC, (LIBOR USD 1 Month + 0.39%), 2.46%, 04/26/19(a)(d)		25,000	25,027,791
Toronto-Dominion Bank (The)(a):
(LIBOR USD 1 Month + 0.23%), 2.29%, 09/25/18		8,000	8,001,515
(LIBOR USD 1 Month + 0.19%), 2.28%, 10/02/18		10,000	10,000,883
(LIBOR USD 1 Month + 0.21%), 2.29%, 10/11/18		15,000	15,002,518
UBS AG(a):
(LIBOR USD 1 Month + 0.42%), 2.50%, 06/19/19		30,000	30,023,218
(LIBOR USD 1 Month + 0.40%), 2.49%, 07/02/19		50,000	50,028,767
(LIBOR USD 3 Month + 0.30%), 2.64%, 07/23/19		30,000	29,997,051
United Overseas Bank Ltd., 2.46%, 11/26/18(b)		15,000	14,883,918
Versailles Commercial Paper LLC(b):
2.35%, 10/01/18(d)		10,000	9,960,372
2.29%, 11/02/18		20,000	19,878,896
Westpac Banking Corp.(a):
(LIBOR USD 1 Month + 0.19%), 2.28%, 09/06/18		20,000	20,003,833
(LIBOR USD 1 Month + 0.19%), 2.28%, 09/27/18		5,000	5,001,430
(LIBOR USD 1 Month + 0.19%), 2.29%, 10/05/18		15,000	15,004,459
(LIBOR USD 3 Month + 0.22%), 2.56%, 04/03/19		10,000	10,008,594

Total Commercial Paper — 50.7% (Cost: $1,957,707,279)			1,957,928,419

2

Schedule of Investments (unaudited) (continued) July 31, 2018	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Time Deposits — 14.0%
ABN AMRO Bank NV:
1.97%, 08/02/18	USD	34,000	$34,000,000
1.97%, 08/06/18		50,000	50,000,000
Credit Agricole Corporate and Investment Bank SA, 1.90%, 08/01/18		77,965	77,965,000
Landesbank Hessen-Thuringen Girozentrale:
1.95%, 08/01/18		38,000	38,000,000
2.05%, 08/02/18		51,000	51,000,000
2.05%, 08/03/18		17,000	17,000,000
Mizuho Bank Ltd., 1.91%, 08/01/18		40,000	40,000,000
Nordea Bank AB, 1.90%, 08/01/18		60,000	60,000,000
Royal Bank of Canada, 1.90%, 08/01/18		85,000	85,000,000
Skandinaviska Enskilda Banken AB, 1.90%, 08/01/18		65,000	65,000,000
Swedbank AB, 1.90%, 08/01/18		25,000	25,000,000

Total Time Deposits — 14.0% (Cost: $542,965,000)			542,965,000

Total Repurchase Agreements — 7.8% (Cost: $301,500,000)			301,500,000

Total Investments — 97.7% (Cost: $3,776,571,133)			3,777,050,028
Other Assets Less Liabilities — 2.3%			87,924,514

Net Assets — 100.0%			$3,864,974,542

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	2.06	%(a)	07/31/18	08/01/18	$22,000	$22,000	$22,001,259	Corporate/Debt Obligations, 2.30% to 5.15%, due 03/15/19 to 02/15/50	$23,496,652	$23,100,000
	2.06		07/31/18	08/07/18	6,000	6,000	6,002,403	Corporate/Debt Obligations, 4.25% to 4.69%, due 10/17/22 to 07/27/30	6,374,089	6,420,001

Total Barclays Bank plc						$28,000				$29,520,001

3

Schedule of Investments (unaudited) (continued) July 31, 2018	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	2.01	%(a)	07/31/18	08/01/18	$1,000	$1,000	$1,000,056	U.S. Government Sponsored Agency Obligations, 4.26% to 8.81%, due 10/25/23 to 12/26/42	$1,169,978	$1,200,000
Citigroup Global Markets, Inc.	1.96	(a)	07/31/18	08/01/18	12,000	12,000	12,000,653	Corporate/Debt Obligation, 0.00%, due 08/09/18	12,663,317	12,600,000
	2.62	(b)	07/31/18	10/03/18	38,000	38,000	38,176,911	U.S. Government Sponsored Agency Obligations, 2.75% to 6.07%, due 09/15/28 to 11/13/50	48,697,794	40,660,001
	2.63	(b)	07/31/18	10/05/18	20,500	20,500	20,598,809	U.S. Government Sponsored Agency Obligations, 2.75% to 5.01%, due 07/25/44 to 05/10/49	26,059,367	21,935,000

Total Citigroup Global Markets, Inc.						$70,500				$75,195,001

Credit Suisse AG	2.01		07/26/18	08/02/18	10,000	10,000	10,003,908	U.S. Government Sponsored Agency Obligations, 0.00% to 0.49%, due 05/20/40 to 11/20/42	162,456,368	10,500,001
Credit Suisse Securities USA LLC	2.53	(b)	07/31/18	09/05/18	5,000	5,000	5,012,657	U.S. Government Sponsored Agency Obligation, 2.22%, due 03/25/37	51,380,480	5,750,023
HSBC Securities USA, Inc.	2.03	(a)	07/31/18	08/01/18	11,000	11,000	11,000,620	Corporate/Debt Obligations, 2.20% to 9.25%, due 01/12/20 to 11/13/47	10,712,432	11,550,000
	2.11	(a)	07/31/18	08/01/18	30,000	30,000	30,001,758	Corporate/Debt Obligations, 4.75% to 6.75%, due 09/15/20 to 03/15/26	32,565,410	33,375,483

Total HSBC Securities USA, Inc.						$41,000				$44,925,483

J.P. Morgan Securities LLC	2.03	(a)	07/31/18	08/01/18	8,000	8,000	8,000,451	Corporate/Debt Obligation, 0.00%, due 08/08/18	8,410,000	8,404,738
	2.09	(a)	07/31/18	08/01/18	1,000	1,000	1,000,058	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 11/25/47 to 04/27/48	1,119,994	1,073,883
	2.85	(b)	07/31/18	10/31/18	1,000	1,000	1,007,280	U.S. Government Sponsored Agency Obligation, 4.63%, due 08/15/27	2,220,000	1,072,267

Total J.P. Morgan Securities LLC						$10,000				$10,550,888

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.03	(a)	07/31/18	08/01/18	16,000	16,000	16,000,902	Corporate/Debt Obligations, 2.44% to 5.76%, due 08/01/22 to 10/15/65	17,052,160	17,120,001
	2.61	(b)	07/31/18	10/05/18	38,000	38,000	38,181,830	Corporate/Debt Obligations, 6.71% to 7.47%, due 06/01/46 to 06/01/47	43,738,708	43,700,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$54,000				$60,820,001

Mizuho Securities USA LLC	2.83	(b)	07/31/18	09/05/18	22,000	22,000	22,062,189	U.S. Treasury Obligation, 2.63%, due 02/28/23	22,396,700	22,440,009

4

Schedule of Investments (unaudited) (continued) July 31, 2018	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
RBC Capital Markets LLC	1.99	%(a)	07/31/18	08/01/18	$2,000	$2,000	$2,000,111	Corporate/Debt Obligation and U.S. Government Sponsored Agency Obligations, 0.00% to 5.00%, due 11/15/20 to 06/25/48	$13,302,620	$2,092,419
Scotia Capital USA, Inc.	2.11	(a)	07/31/18	08/01/18	5,000	5,000	5,000,293	Corporate/Debt Obligations, 1.75% to 4.40%, due 11/16/18 to 09/22/21	5,238,000	5,250,766
TD Securities USA LLC	2.03	(a)	07/31/18	08/01/18	3,000	3,000	3,000,169	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 10/01/44 to 09/01/47	3,779,192	3,090,001
Wells Fargo Securities LLC	2.06	(a)	07/31/18	08/01/18	39,000	39,000	39,002,232	Corporate/Debt Obligation, 2.08%, due 12/01/22	416,939	41,730,087
	2.72		06/05/18	09/04/18	11,000	11,000	11,075,631	Corporate/Debt Obligation, 2.08%, due 12/01/22	117,598	11,770,007

Total Wells Fargo Securities LLC						$50,000				$ 53,500,094

						$301,500				$324,834,687

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

5

Schedule of Investments (unaudited) (continued) July 31, 2018	TempCash

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$3,777,050,028	$—	$3,777,050,028

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

6

Schedule of Investments (unaudited) July 31, 2018	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Certificates of Deposit — 30.5%

Domestic — 1.6%
Bank of America NA, (LIBOR USD 3 Month + 0.08%), 2.42%, 10/12/18(a)	USD	50,000	$49,999,663
Wells Fargo Bank NA(a):
(LIBOR USD 1 Month + 0.22%), 2.29%, 10/15/18		70,000	70,023,975
(LIBOR USD 1 Month + 0.25%), 2.33%, 11/19/18		75,000	75,027,395

			195,051,033
Euro — 2.5%
Credit Industriel et Commercial, 2.35%, 08/23/18(b)		150,000	149,810,967
KBC Bank NV, 2.20%, 09/12/18		150,000	150,014,394

			299,825,361
Yankee — 26.4%(c)
Bank of Montreal, Chicago:
2.27%, 08/28/18		100,000	100,020,116
2.30%, 09/28/18		100,000	100,037,182
Barclays Bank plc, New York, 2.43%, 08/01/18		150,000	150,002,138
BNP Paribas SA, New York(a):
(LIBOR USD 1 Month + 0.25%), 2.33%, 12/11/18		125,000	125,016,452
(LIBOR USD 3 Month + 0.25%), 2.59%, 12/28/18		100,000	100,068,354
(LIBOR USD 1 Month + 0.25%), 2.32%, 02/12/19		100,000	100,005,561
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 1 Month + 0.30%), 2.41%, 06/10/19(a)		100,000	100,025,385
Cooperatieve Rabobank UA, New York, (LIBOR USD 1 Month + 0.18%), 2.35%, 11/13/18(a)		165,000	165,023,331
Dexia Credit Local SA, New York, (LIBOR USD 1 Month + 0.30%), 2.38%, 01/18/19(a)		80,000	80,039,977
Mitsubishi UFJ Trust & Banking Corp., New York:
(LIBOR USD 1 Month + 0.30%), 2.38%, 08/22/18(a)		100,000	100,023,243
2.33%, 10/25/18 - 10/31/18		205,000	205,028,248
MUFG Bank Ltd., New York, 2.36%, 11/26/18		70,250	70,261,961
Natixis SA, New York, 2.48%, 12/20/18		125,000	125,027,186
Nordea Bank AB, New York, (LIBOR USD 3 Month + 0.20%), 2.54%, 04/05/19(a)		55,000	55,066,124
Royal Bank of Canada, New York, (LIBOR USD 1 Month + 0.31%), 2.38%, 08/16/19(a)		100,000	100,024,999
Skandinaviska Enskilda Banken AB, New York(a):
(LIBOR USD 1 Month + 0.32%), 2.40%, 11/21/18		68,000	68,037,622
(LIBOR USD 1 Month + 0.27%), 2.34%, 12/17/18		200,000	200,082,196
Sumitomo Mitsui Banking Corp., New York(a):
(LIBOR USD 1 Month + 0.25%), 2.35%, 09/07/18		200,000	200,037,646

Security	Par (000)		Value
Yankee (continued)
(LIBOR USD 1 Month + 0.23%), 2.32%, 10/04/18	USD	100,000	$100,013,942
Sumitomo Mitsui Trust Bank Ltd., New York:
1.94%, 08/03/18		240,000	239,999,873
(LIBOR USD 3 Month + 0.12%), 2.46%, 10/05/18(a)		50,000	50,011,110
(LIBOR USD 1 Month + 0.20%), 2.28%, 10/18/18(a)		125,000	125,003,635
Svenska Handelsbanken AB, New York, (LIBOR USD 1 Month + 0.26%), 2.33%, 12/17/18(a)		143,000	143,055,548
Swedbank AB, New York, (LIBOR USD 1 Month + 0.19%), 2.27%, 12/31/18(a)		130,000	130,007,400
Toronto-Dominion Bank (The), New York:
(LIBOR USD 1 Month + 0.40%), 2.48%, 04/23/19(a)		120,000	120,151,277
2.75%, 05/14/19		51,000	51,061,602
2.73%, 06/14/19		96,000	96,086,925

			3,199,219,033

Total Certificates of Deposit — 30.5% (Cost: $3,693,019,649)			3,694,095,427

Commercial Paper — 42.5%
Albion Capital Corp. SA, 2.10%, 08/22/18(b)		100,000	99,879,061
Antalis SA, 2.41%, 08/09/18(b)		60,000	59,970,045
Bank Nederlandse Gemeenten NV: 1.95%, 08/01/18 - 08/07/18(b)		525,000	524,897,704
Banque et Caisse d’Epargne de l’Etat, 2.54%, 01/02/19(b)		32,000	31,656,244
Barclays Bank plc, 1.95%, 08/01/18(b)		300,000	299,984,458
Bedford Row Funding Corp., (LIBOR USD 1 Month + 0.45%), 2.54%, 09/20/18(a)		75,000	75,048,730
Bennington Stark Capital Co. LLC: 2.00%, 08/02/18 - 08/07/18(b)(d)		448,213	448,113,905
BPCE SA, 2.45%, 08/01/18(b)		85,000	84,995,450
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.38%), 2.30%, 10/12/18(a)		100,000	100,066,612
Commonwealth Bank of Australia:
(LIBOR USD 1 Month + 0.19%), 2.28%, 09/10/18(a)		75,000	75,019,174
2.24%, 09/19/18(b)		44,000	43,871,667
(LIBOR USD 1 Month + 0.20%), 2.29%, 10/10/18(a)		105,000	105,032,112
Crown Point Capital Co. LLC, 2.37%, 08/10/18(b)(d)		175,000	174,900,786
DBS Bank Ltd., 2.32%, 11/02/18(b)		130,000	129,226,067
Erste Abwicklungsanstalt, 2.24%, 09/04/18(b)		75,000	74,848,844
Federation des Caisses Desjardins du Quebec:
2.29%, 09/11/18(b)		80,000	79,809,413
(LIBOR USD 1 Month + 0.24%), 2.15%, 10/19/18(a)		75,000	75,028,614
(LIBOR USD 3 Month + 0.13%), 2.89%, 05/21/19(a)		100,000	100,006,500
(LIBOR USD 1 Month + 0.30%), 2.38%, 06/18/19(a)		22,000	22,004,300
HSBC Bank plc, (LIBOR USD 3 Month + 0.21%), 2.54%, 04/17/19(a)		72,000	72,009,870
ING US Funding LLC:
(LIBOR USD 3 Month + 0.16%), 2.50%, 01/07/19(a)		52,000	52,024,686
2.57%, 01/11/19(b)		56,230	55,593,958

1

Schedule of Investments (unaudited) (continued) July 31, 2018	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Paper (continued)
(LIBOR USD 1 Month + 0.32%), 2.39%, 02/08/19(a)	USD	71,000	$71,035,002
(LIBOR USD 1 Month + 0.25%), 2.32%, 02/12/19(a)		122,750	122,762,516
(LIBOR USD 1 Month + 0.27%), 2.37%, 03/06/19(a)		150,000	150,016,872
2.65%, 04/15/19(b)		60,000	58,869,960
Lexington Parker Capital Co. LLC: 2.00%, 08/06/18 - 08/07/18(b)		300,000	299,892,083
Lloyds Bank plc(a):
(LIBOR USD 1 Month + 0.25%), 2.35%, 12/07/18		25,000	25,006,333
(LIBOR USD 1 Month + 0.22%), 2.31%, 01/02/19		50,000	50,003,054
Matchpoint Finance plc, 1.95%, 08/01/18(b)		85,000	84,995,164
National Australia Bank Ltd.(a):
(LIBOR USD 1 Month + 0.25%), 2.35%, 04/02/19		25,000	25,007,334
(LIBOR USD 3 Month + 0.20%), 2.54%, 04/05/19		60,000	60,039,933
National Securities Clearing Corp., 2.21%, 09/10/18(b)		65,000	64,850,686
Nederlandse Waterschapsbank NV, 1.95%, 08/07/18(b)		100,000	99,960,528
Nestle Capital Corp., 2.42%, 12/12/18(b)		40,000	39,667,531
Old Line Funding LLC, 2.48%, 10/25/18(b)		66,500	66,144,628
Oversea-Chinese Banking Corp. Ltd., (LIBOR USD 3 Month + 0.17%), 2.52%, 04/23/19(a)		62,000	62,013,227
Ridgefield Funding Co. LLC(b):
2.00%, 08/07/18		50,020	50,000,548
2.36%, 10/18/18(d)		76,989	76,603,798
2.48%, 11/13/18(d)		25,000	24,826,823
Starbird Funding Corp., 1.95%, 08/01/18(b)		25,000	24,998,633
Swedbank AB, 2.24%, 10/04/18(b)		100,000	99,640,333
Toronto-Dominion Bank (The)(a):
(LIBOR USD 1 Month + 0.23%), 2.29%, 09/25/18		50,000	50,009,471
(LIBOR USD 1 Month + 0.19%), 2.28%, 10/02/18		100,000	100,008,828
UBS AG(a):
(LIBOR USD 1 Month + 0.42%), 2.50%, 06/19/19		120,000	120,092,872
(LIBOR USD 1 Month + 0.40%), 2.49%, 07/02/19		100,000	100,057,535
(LIBOR USD 3 Month + 0.30%), 2.64%, 07/23/19		128,000	127,987,416
United Overseas Bank Ltd., 2.46%, 11/26/18(b)		75,000	74,419,588
Versailles Commercial Paper LLC, 2.35%, 10/01/18(b)(d)		115,000	114,544,275
Westpac Banking Corp.(a):
(LIBOR USD 1 Month + 0.19%), 2.28%, 09/27/18		40,000	40,011,445
(LIBOR USD 3 Month + 0.22%), 2.56%, 04/03/19		80,000	80,068,750

Total Commercial Paper — 42.5% (Cost: $5,146,876,500)			5,147,523,366

Security	Par (000)		Value
Time Deposits — 10.5%
ABN AMRO Bank NV:
1.97%, 08/02/18	USD	111,000	$111,000,000
1.97%, 08/06/18		175,000	175,000,000
ANZ Bank New Zealand Ltd., 1.90%, 08/01/18		400,000	400,000,000
Credit Agricole Corporate and Investment Bank SA, 1.90%, 08/01/18		198,391	198,391,000
Landesbank Hessen-Thuringen Girozentrale:
1.95%, 08/01/18		122,000	122,000,000
2.05%, 08/02/18		167,000	167,000,000
2.05%, 08/03/18		55,000	55,000,000
Nordea Bank AB, 1.90%, 08/01/18		45,000	45,000,000

Total Time Deposits — 10.5% (Cost: $1,273,391,000)			1,273,391,000

Total Repurchase Agreements — 13.4% (Cost: $1,623,500,000)			1,623,500,000

Total Investments — 96.9% (Cost: $11,736,787,149)			11,738,509,793
Other Assets Less Liabilities — 3.1%			375,097,860

Net Assets — 100.0%			$12,113,607,653

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	2.06	%(a)	07/31/18	08/01/18	$89,000	$89,000	$89,005,093	Corporate/Debt Obligations, 1.95% to 7.88%, due 10/09/18 to 12/15/67	$94,244,510	$93,450,887
	2.06		07/31/18	08/07/18	18,000	18,000	18,007,210	Corporate/Debt Obligation and U.S. Government Sponsored Agency Obligations, 4.69% to 5.82%, due 11/20/28 to 10/25/30	18,520,666	19,260,022

Total Barclays Bank plc						$107,000				$112,710,909

2

Schedule of Investments (unaudited) (continued) July 31, 2018	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	1.96	%(a)	07/31/18	08/01/18	$86,000	$86,000	$86,004,682	Corporate/Debt Obligations, 0.00%, due 08/01/18 to 10/15/18	$90,445,438	$90,300,000
	2.62	(b)	07/31/18	10/03/18	57,000	57,000	57,265,367	Corporate/Debt Obligation and U.S. Government Sponsored Agency Obligations, 0.46% to 5.39%, due 08/25/33 to 05/25/57	476,008,430	60,990,001
	2.63	(b)	07/31/18	10/05/18	174,500	174,500	175,341,079	Corporate/Debt Obligations, 2.61% to 6.50%, due 12/15/39 to 01/25/58	196,468,568	186,715,001

Total Citigroup Global Markets, Inc.						$317,500				$338,005,002

Credit Suisse AG	2.01		07/26/18	08/02/18	35,000	35,000	35,013,679	U.S. Government Sponsored Agency Obligations, 0.00% to 7.50%, due 10/25/23 to 04/20/46	1,798,725,582	36,830,133
Credit Suisse Securities USA LLC	2.53	(b)	07/31/18	09/05/18	50,000	50,000	50,126,569	Corporate/Debt Obligation and U.S. Government Sponsored Agency Obligations, 0.00% to 9.50%, due 10/01/20 to 12/15/47	2,409,174,646	57,162,300
HSBC Securities USA, Inc.	2.03	(a)	07/31/18	08/01/18	48,000	48,000	48,002,707	Corporate/Debt Obligations, 2.10% to 6.38%, due 03/01/19 to 03/01/48	50,230,843	50,400,000
	2.11	(a)	07/31/18	08/01/18	65,000	65,000	65,003,810	Corporate/Debt Obligations, 4.75% to 8.13%, due 01/26/21 to 01/15/43	77,974,570	72,893,537

Total HSBC Securities USA, Inc.						$113,000				$123,293,537

J.P. Morgan Securities LLC	2.08	(b)	07/31/18	08/08/18	117,000	117,000	117,054,116	U.S. Government Sponsored Agency Obligation, 4.00%, due 06/01/48	118,980,000	120,511,792
	2.73	(b)	07/31/18	10/31/18	50,000	50,000	50,348,649	Corporate/Debt Obligation and U.S. Government Sponsored Agency Obligations, 0.00% to 8.75%, due 06/17/19 to 01/28/55	172,661,000	60,000,042
	2.85	(b)	07/31/18	10/31/18	100,000	100,000	100,727,966	U.S. Government Sponsored Agency Obligations, 0.00% to 7.21%, due 08/15/27 to 06/25/48	1,003,181,043	114,699,880

Total J.P. Morgan Securities LLC						$267,000				$295,211,714

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.03	(a)	07/31/18	08/01/18	85,000	85,000	85,004,793	Corporate/Debt Obligations, 0.00% to 8.32%, due 08/15/18 to 10/01/62	94,536,868	90,593,360
	2.61	(b)	07/31/18	10/05/18	60,000	60,000	60,287,100	Corporate/Debt Obligations, 0.00% to 7.47%, due 08/21/18 to 06/01/47	65,661,350	64,201,953

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$145,000				$154,795,313

3

Schedule of Investments (unaudited) (continued) July 31, 2018	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Mizuho Securities USA LLC	2.06	%(a)	07/31/18	08/01/18	$55,000	$55,000	$55,003,147	U.S. Treasury Obligation, 2.38%, due 04/15/21	$56,272,100	$56,100,093
	2.31	(a)	07/31/18	08/01/18	45,000	45,000	45,002,888	U.S. Treasury Obligation, 1.50%, due 12/31/18	45,978,500	45,900,088

Total Mizuho Securities USA LLC						$100,000				$102,000,181

RBC Capital Markets LLC	1.99	(a)	07/31/18	08/01/18	253,000	253,000	253,013,985	Corporate/Debt Obligation and U.S. Government Sponsored Agency Obligations, 0.00% to 15.45, due 11/15/20 to 10/01/48	611,834,247	260,988,174
Scotia Capital USA, Inc.	2.11	(a)	07/31/18	08/01/18	40,000	40,000	40,002,344	Corporate/Debt Obligations, 1.63% to 4.40%, due 11/13/18 to 09/22/21	42,532,000	42,000,821
TD Securities USA LLC	2.03	(a)	07/31/18	08/01/18	20,000	20,000	20,001,128	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 07/01/27 to 04/01/48	33,472,908	20,600,001
Wells Fargo Securities LLC	2.06	(a)	07/31/18	08/01/18	176,000	176,000	176,010,071	Corporate/Debt Obligation, 2.08%, due 12/01/22	1,881,567	188,320,004

						$1,623,500				$1,731,918,089

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

4

Schedule of Investments (unaudited) (continued) July 31, 2018	TempFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$11,738,509,793	$—	$11,738,509,793

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) July 31, 2018	T-Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 36.2%
U.S. Treasury Bills(a):
1.64%, 08/02/18	USD	1,100,720	$1,100,670,315
1.70%, 08/09/18		407,810	407,657,332
1.76%, 08/16/18		713,615	713,097,629
1.86%, 08/23/18		382,810	382,374,980
0.08%, 08/30/18		1,882,290	1,879,495,056
1.87%, 09/13/18		309,320	308,635,749
1.60%, 10/11/18		219,530	218,847,014
1.98%, 10/25/18		387,925	386,121,108
2.04%, 11/01/18		300,000	298,483,333
2.10%, 11/23/18		18,655	18,532,126
2.09%, 12/06/18		493,370	489,767,165
2.09%, 12/20/18		10,000	9,918,925
2.11%, 12/27/18		1,287,735	1,276,699,401
2.21%, 01/31/19		312,850	309,433,678
2.33%, 06/20/19		96,290	94,324,547
U.S. Treasury Notes:
1.50%, 08/31/18		85,000	85,007,446
1.38%, 09/30/18		245,330	245,233,538
0.88%, 10/15/18		656,025	654,978,219
1.25%, 10/31/18		229,100	228,645,303
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.15%, 10/31/18(b)		1,159,385	1,159,378,251
1.38%, 11/30/18		95,085	94,968,661
1.25% - 1.50%, 12/31/18		766,655	765,570,507
1.13%, 01/15/19		550,620	548,291,453
1.13% - 1.50%, 01/31/19		1,522,885	1,517,019,690
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.12%, 01/31/19(b)		704,326	704,430,217
0.75% - 2.75%, 02/15/19		854,000	848,909,677

Security		Par (000)	Value
U.S. Treasury Obligations (continued)
1.13% - 1.50%, 02/28/19	USD	2,285,919	$2,273,925,084
1.63%, 04/30/19		325,000	323,321,034
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 2.05%, 04/30/19(b)		577,775	577,774,734
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.04%, 07/31/19(b)		1,288,865	1,290,020,872
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.03%, 10/31/19(b)		1,831,335	1,831,583,685
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 1.98%, 01/31/20(b)		2,231,020	2,229,844,624
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.01%, 04/30/20(b)		2,174,700	2,174,768,649
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.02%, 07/31/20(b)		730,000	730,000,000

Total U.S. Treasury Obligations — 36.2% (Cost: $26,177,730,002)			26,177,730,002

Total Repurchase Agreements — 64.2% (Cost: $46,480,581,477)			46,480,581,477

Total Investments — 100.4% (Cost: $72,658,311,479)			72,658,311,479
Liabilities in Excess of Other Assets — (0.4)%			(293,434,578)

Net Assets — 100.0%			$72,364,876,901

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.85%		07/31/18	08/01/18	$300,000	$300,000	$300,015,417	U.S. Treasury Obligations, 0.88% to 4.63%, due 03/15/19 to 05/15/48	$307,308,700	$306,000,050
	1.90		07/31/18	08/07/18	250,000	250,000	250,092,361	U.S. Treasury Obligations, 1.38% to 4.25%, due 01/15/27 to 08/15/46	224,633,300	255,000,047
	1.91	(a)	07/13/18	08/06/18	250,000	250,000	250,318,333	U.S. Treasury Obligations, 0.00% to 3.75%, due 08/16/18 to 02/15/46	259,000,900	255,000,022
	1.91		07/26/18	08/09/18	600,000	600,000	600,445,667	U.S. Treasury Obligations, 0.00% to 3.88%, due 08/16/18 to 08/15/46	623,331,800	612,000,059
	1.91	(a)	07/13/18	08/12/18	75,000	75,000	75,119,375	U.S. Treasury Obligations, 0.00% to 3.63%, due 12/06/18 to 02/15/48	72,785,600	76,500,075
	1.91	(a)	07/11/18	08/14/18	109,370	109,370	109,567,291	U.S. Treasury Obligations, 0.00% to 4.50%, due 12/06/18 to 02/15/46	114,681,700	111,557,440
	2.00	(a)	07/24/18	08/14/18	211,500	211,500	211,746,750	U.S. Treasury Obligations, 1.38% to 3.88%, due 05/15/19 to 11/15/46	217,991,700	215,730,045
	2.02	(a)	07/27/18	08/14/18	500,000	500,000	500,505,000	U.S. Treasury Obligations, 0.00% to 3.88%, due 08/16/18 to 02/15/44	522,795,800	510,000,052

Total Bank of Montreal						$2,295,870				$2,341,787,790

Bank of Nova Scotia (The)	1.91		07/31/18	08/01/18	9,000	9,000	9,000,477	U.S. Treasury Obligations, 1.25% to 2.50%, due 08/31/19 to 02/15/46	9,512,200	9,180,570

1

Schedule of Investments (unaudited) (continued) July 31, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	1.91%		07/31/18	08/01/18	$5,520,000	$5,520,000	$5,520,292,867	U.S. Treasury Obligations, 0.00% to 7.25%, due 09/30/18 to 05/15/48	$5,563,780,900	$5,630,400,000
BNP Paribas SA	1.90		07/27/18	08/03/18	1,400,000	1,400,000	1,400,517,222	U.S. Treasury Obligations, 0.00% to 8.75%, due 08/16/18 to 11/15/47	1,387,476,968	1,428,000,072
	1.90		07/30/18	08/06/18	854,500	854,500	854,815,690	U.S. Treasury Obligations, 0.00% to 3.88%, due 06/30/19 to 11/15/47	845,793,324	871,590,004
	1.91		07/31/18	08/01/18	1,000	1,000	1,000,053	U.S. Treasury Obligations, 0.00% to 1.00%, due 08/15/36 to 02/15/46	1,366,641	1,020,060
	1.92		07/31/18	08/01/18	500,000	500,000	500,026,667	U.S. Treasury Obligation, 1.13%, due 08/31/21	533,333,400	510,026,730
	1.92		07/31/18	08/01/18	500,000	500,000	500,026,667	U.S. Treasury Obligation, 1.75%, due 02/28/22	525,096,600	510,026,739
	1.92	(a)	07/13/18	08/14/18	3,000,000	3,000,000	3,005,120,000	U.S. Treasury Obligations, 0.00% to 9.00%, due 08/15/18 to 05/15/48	3,206,345,753	3,060,000,000
	1.94		07/31/18	08/01/18	1,000,000	1,000,000	1,000,053,889	U.S. Treasury Obligation, 2.25%, due 11/15/25	1,062,500,000	1,020,053,889
	1.94		07/31/18	08/01/18	1,500,000	1,500,000	1,500,080,833	U.S. Treasury Obligation, 2.13%, due 08/15/21	1,543,505,700	1,530,080,858
	1.94		07/31/18	08/01/18	500,000	500,000	500,026,944	U.S. Treasury Obligation, 2.00%, due 11/15/26	545,454,600	510,026,995
	1.94		07/31/18	08/01/18	1,000,000	1,000,000	1,000,053,889	U.S. Treasury Obligation, 3.63%, due 02/15/20	989,091,000	1,020,053,983
	1.94		07/31/18	08/01/18	1,000,000	1,000,000	1,000,053,889	U.S. Treasury Obligation, 1.75%, due 05/15/23	1,068,062,900	1,020,053,958
	1.96	(a)	06/13/18	08/04/18	1,500,000	1,500,000	1,504,246,667	U.S. Treasury Obligations, 0.00% to 8.75%, due 09/15/18 to 02/15/48	1,479,033,071	1,530,000,086

Total BNP Paribas SA						$12,755,500				$13,010,933,374

Citibank NA	1.91		07/31/18	08/01/18	100,000	100,000	100,005,306	U.S. Treasury Obligations, 0.00% to 7.88%, due 08/16/18 to 02/15/47	80,621,000	102,000,077
Citigroup Global Markets, Inc.	1.90		07/31/18	08/07/18	9,000	9,000	9,003,325	U.S. Treasury Obligation, 2.63%, due 11/15/20	9,150,800	9,180,014
	1.91		07/31/18	08/01/18	10,000	10,000	10,000,531	U.S. Treasury Obligations, 0.00%, due 08/16/18 to 05/23/19	10,244,400	10,200,006
	1.91	(b)	07/31/18	08/01/18	565,000	565,000	565,029,976	U.S. Treasury Obligations, 1.38% to 3.50%, due 12/15/19 to 05/15/21	571,556,531	576,300,026

Total Citigroup Global Markets, Inc.						$584,000				$595,680,046

2

Schedule of Investments (unaudited) (continued) July 31, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Credit Agricole Corporate & Investment Bank SA	1.90%		07/31/18	08/01/18	$862,040	$862,040	$862,085,497	U.S. Treasury Obligations, 2.13%, due 12/31/22 to 09/30/24	$911,106,000	$879,280,841
	1.92		07/31/18	08/01/18	1,000	1,000	1,000,053	U.S. Treasury Obligation, 3.38%, due 11/15/19	1,002,600	1,020,097
	1.92		07/31/18	08/01/18	100,000	100,000	100,005,333	U.S. Treasury Obligation, 2.63%, due 02/28/23	101,803,200	102,000,059
	1.92		07/31/18	08/01/18	1,700,000	1,700,000	1,700,090,667	U.S. Treasury Obligations, 0.13% to 3.00%, due 04/15/20 to 08/15/47	1,670,743,771	1,734,000,043

Total Credit Agricole Corporate & Investment Bank SA						$2,663,040				$2,716,301,040

Credit Suisse AG	1.91		07/31/18	08/01/18	1,500,000	1,500,000	1,500,079,583	U.S. Treasury Obligations, 0.13% to 3.38%, due 09/15/18 to 05/15/47	1,565,074,700	1,530,000,062
	1.91		07/31/18	08/01/18	12,000	12,000	12,000,637	U.S. Treasury Obligations, 0.00% to 2.63%, due 01/17/19 to 05/15/26	12,692,700	12,240,015

Total Credit Suisse AG						$1,512,000				$1,542,240,077

Deutsche Bank AG	1.92		07/31/18	08/01/18	700,000	700,000	700,037,333	U.S. Treasury Obligations, 0.13% to 7.13%, due 09/15/18 to 02/15/46	698,418,100	714,000,043
HSBC Securities USA, Inc.	1.91		07/31/18	08/01/18	10,000	10,000	10,000,531	U.S. Treasury Obligations, 0.00% to 1.75%, due 06/30/20 to 05/15/45	10,378,378	10,200,013
	1.91		07/31/18	08/01/18	217,000	217,000	217,011,513	U.S. Treasury Obligations, 0.00% to 4.38%, due 10/31/20 to 11/15/42	307,235,305	221,340,001
	1.91		07/26/18	08/02/18	853,000	853,000	853,316,795	U.S. Treasury Obligations, 0.00% to 8.13%, due 02/15/21 to 02/15/45	940,153,993	870,060,002
	1.91	(c)	07/31/18	08/01/18	651,000	651,000	651,034,539	U.S. Treasury Obligations, 0.63% to 3.13%, due 02/15/43 to 08/15/44	648,993,800	664,020,010
	1.92		07/31/18	08/07/18	2,000,000	2,000,000	2,000,746,667	U.S. Treasury Obligations, 0.00% to 4.25%, due 08/09/18 to 08/15/46	2,811,650,196	2,040,000,000

Total HSBC Securities USA, Inc.						$3,731,000				$3,805,620,026

J.P. Morgan Securities LLC	1.91		07/31/18	08/01/18	2,000,000	2,000,000	2,000,106,111	U.S. Treasury Obligations, 0.00% to 8.88%, due 09/15/18 to 05/15/48	1,966,607,917	2,040,008,999
	1.91		07/31/18	08/01/18	68,000	68,000	68,003,608	U.S. Treasury Obligations, 0.00%, due 08/15/19 to 05/15/40	84,701,011	69,362,688
	1.91	(c)	07/31/18	08/01/18	250,000	250,000	250,013,264	U.S. Treasury Obligations, 0.00% to 2.50%, due 03/31/23 to 02/15/47	532,421,800	255,000,569

Total J.P. Morgan Securities LLC						$2,318,000				$2,364,372,256

3

Schedule of Investments (unaudited) (continued) July 31, 2018	T-Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%	07/31/18	08/01/18	$30,000	$30,000	$30,001,592	U.S. Treasury Obligation, 3.38%, due 05/15/44	$29,008,200	$ 30,600,020
	1.91	07/31/18	08/01/18	50,000	50,000	50,002,653	U.S. Treasury Obligation, 2.63%, due 07/31/20	51,050,100	51,000,071
	1.91	07/31/18	08/01/18	700,000	700,000	700,037,139	U.S. Treasury Obligations, 0.00% to 2.50%, due 11/01/18 to 05/15/24	726,253,220	714,000,043

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$780,000				$795,600,134

Mizuho Securities USA LLC	1.93	07/31/18	08/01/18	250,000	250,000	250,013,403	U.S. Treasury Obligations, 0.00% to 2.38%, due 06/20/19 to 01/31/23	260,312,700	255,000,000
	1.95	07/31/18	08/01/18	144,485	144,485	144,493,120	U.S. Treasury Obligation, 2.38%, due 08/15/24	150,000,000	147,382,826
	1.95	07/31/18	08/01/18	191,689	191,689	191,699,109	U.S. Treasury Obligation, 3.00%, due 05/15/45	197,000,000	195,532,883
	1.95	07/31/18	08/01/18	94,118	94,118	94,122,745	U.S. Treasury Obligation, 2.25%, due 11/15/25	100,000,000	96,005,098
	1.95	07/31/18	08/01/18	577,708	577,708	577,739,626	U.S. Treasury Obligation, 2.63%, due 07/31/20	590,000,000	589,293,793
	1.95	07/31/18	08/01/18	162,500	162,500	162,508,802	U.S. Treasury Obligation, 2.88%, due 08/15/45	170,000,000	165,758,802
	1.95	07/31/18	08/01/18	98,284	98,284	98,289,637	U.S. Treasury Obligation, 2.88%, due 05/31/25	100,000,000	100,255,324
	1.95	07/31/18	08/01/18	232,537	232,537	232,549,360	U.S. Treasury Obligation, 1.50%, due 02/28/23	250,000,000	237,200,096
	1.95	07/31/18	08/01/18	113,702	113,702	113,708,365	U.S. Treasury Obligation, 1.63%, due 07/31/19	117,000,000	115,982,409
	1.95	07/31/18	08/01/18	184,490	184,490	184,500,189	U.S. Treasury Obligation, 1.88%, due 09/30/22	194,000,000	188,189,993
	1.95	07/31/18	08/01/18	204,350	204,350	204,361,559	U.S. Treasury Obligation, 2.50%, due 02/15/45	230,000,000	208,448,569
	1.95	07/31/18	08/01/18	199,265	199,265	199,275,499	U.S. Treasury Obligation, 3.13%, due 11/15/41	200,000,000	203,260,794
	1.95	07/31/18	08/01/18	219,294	219,294	219,305,996	U.S. Treasury Obligation, 2.25%, due 11/15/25	233,000,000	223,691,878
	1.95	07/31/18	08/01/18	148,167	148,167	148,174,692	U.S. Treasury Obligation, 4.63%, due 02/15/40	119,000,000	151,138,026
	1.95	07/31/18	08/01/18	114,228	114,228	114,234,129	U.S. Treasury Obligation, 2.50%, due 05/15/46	130,000,000	116,518,687
	1.95	07/31/18	08/01/18	93,873	93,873	93,877,634	U.S. Treasury Obligation, 2.25%, due 02/15/27	100,000,000	95,755,085
	1.95	07/31/18	08/01/18	117,647	117,647	117,653,431	U.S. Treasury Obligation, 2.38%, due 05/15/27	125,000,000	120,006,373

4

Schedule of Investments (unaudited) (continued) July 31, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.95%		07/31/18	08/01/18	$110,539	$110,539	$110,545,203	U.S. Treasury Obligation, 8.50%, due 02/15/20	$100,000,000	$112,755,988

Total Mizuho Securities USA LLC						$3,256,876				$3,322,176,624

MUFG Securities Americas, Inc.	1.89		07/31/18	08/01/18	161,000	161,000	161,008,452	U.S. Treasury Obligations, 0.13% to 6.13%, due 08/31/19 to 11/15/44	132,077,000	164,220,095
National Australia Bank Ltd.	1.92		07/31/18	08/01/18	479,670	479,670	479,695,582	U.S. Treasury Obligation, 1.50%, due 08/15/26	542,000,000	489,288,982
	1.92		07/31/18	08/01/18	521,250	521,250	521,277,800	U.S. Treasury Obligation, 0.13%, due 04/15/19	500,000,000	531,702,800

Total National Australia Bank Ltd.						$1,000,920				$1,020,991,782

Natixis SA	1.91	(c)	07/31/18	08/01/18	550,000	550,000	550,029,181	U.S. Treasury Obligations, 0.00% to 7.88%, due 08/23/18 to 02/15/46	567,628,400	561,000,000
Nomura Securities International, Inc.	1.91		07/31/18	08/01/18	1,600,000	1,600,000	1,600,084,889	U.S. Treasury Obligations, 0.00% to 6.13%, due 08/15/18 to 02/15/48	1,647,166,385	1,632,000,065
NTI Prudential Insurance Co. of Amercia	1.94		07/31/18	08/01/18	26,325	26,325	26,326,419	U.S. Treasury Obligation, 2.25%, due 03/31/21	27,000,000	26,852,919
	1.94		07/31/18	08/01/18	68,125	68,125	68,128,671	U.S. Treasury Obligation, 0.00%, due 05/15/30	100,000,000	69,490,671
	1.94		07/31/18	08/01/18	12,516	12,516	12,516,924	U.S. Treasury Obligation, 0.00%, due 05/15/31	19,000,000	12,767,154
	1.94		07/31/18	08/01/18	35,088	35,088	35,089,391	U.S. Treasury Obligation, 0.00%, due 02/15/40	70,000,000	35,790,791
	1.94		07/31/18	08/01/18	10,918	10,918	10,918,088	U.S. Treasury Obligation, 0.00%, due 05/15/40	22,000,000	11,136,548
	1.94		07/31/18	08/01/18	10,436	10,436	10,436,812	U.S. Treasury Obligation, 0.00%, due 08/15/43	23,000,000	10,645,422
	1.94		07/31/18	08/01/18	6,855	6,855	6,855,369	U.S. Treasury Obligation, 0.00%, due 11/15/35	12,000,000	6,992,409
	1.94		07/31/18	08/01/18	50,375	50,375	50,377,715	U.S. Treasury Obligation, 0.00%, due 11/15/39	100,000,000	51,385,715
	1.94		07/31/18	08/01/18	12,780	12,780	12,780,689	U.S. Treasury Obligation, 0.00%, due 02/15/38	24,000,000	13,036,289
	1.94		07/31/18	08/01/18	34,275	34,275	34,276,847	U.S. Treasury Obligation, 0.00%, due 11/15/35	60,000,000	34,962,047
	1.94		07/31/18	08/01/18	39,656	39,655	39,658,387	U.S. Treasury Obligation, 0.00%, due 05/15/38	75,000,000	40,451,137
	1.94		07/31/18	08/01/18	14,385	14,385	14,385,775	U.S. Treasury Obligation, 0.00%, due 11/15/39	28,000,000	14,673,615
	1.94		07/31/18	08/01/18	11,975	11,975	11,975,645	U.S. Treasury Obligation, 0.00%, due 05/15/34	20,000,000	12,215,045

Total NTI Prudential Insurance Co. of Amercia						$333,708				$340,399,762

5

Schedule of Investments (unaudited) (continued) July 31, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Societe Generale SA	1.88%		07/30/18	08/06/18	$1,600,000	$1,600,000	$1,600,584,889	U.S. Treasury Obligations, 0.00% to 6.63%, due 08/16/18 to 05/15/45	$1,674,900,290	$1,632,000,000
	1.89		07/27/18	08/03/18	1,000,000	1,000,000	1,000,367,500	U.S. Treasury Obligations, 0.00% to 4.75%, due 10/11/18 to 11/15/47	1,457,966,783	1,020,000,000
	1.91		07/31/18	08/01/18	25,000	25,000	25,001,326	U.S. Treasury Obligations, 0.00% to 2.13%, due 10/11/18 to 11/15/28	26,415,384	25,500,000
	1.96	(a)	07/31/18	08/08/18	864,000	864,000	864,376,320	U.S. Treasury Obligations, 0.00% to 8.88%, due 09/15/18 to 11/15/46	900,296,075	881,280,000
	1.96	(a)	07/31/18	08/08/18	216,000	216,000	216,094,080	U.S. Treasury Obligations, 0.00% to 9.00%, due 10/11/18 to 08/15/45	215,672,892	220,320,000

Total Societe Generale SA						$3,705,000				$3,779,100,000

Standard Chartered Bank	1.95		07/10/18	08/10/18	56,883	56,883	56,978,636	U.S. Treasury Obligation, 2.75%, due 11/15/42	60,000,000	58,113,035
	1.95		07/10/18	08/10/18	105,713	105,713	105,890,109	U.S. Treasury Obligation, 3.38%, due 05/15/44	100,000,000	107,998,783
	1.95		07/10/18	08/10/18	211,888	211,888	212,243,948	U.S. Treasury Obligation, 1.25%, due 05/31/19	218,000,000	216,469,518
	1.95		07/10/18	08/10/18	76,514	76,514	76,641,979	U.S. Treasury Obligation, 3.13%, due 08/15/44	75,000,000	78,167,834
	1.95		07/10/18	08/10/18	49,470	49,470	49,553,469	U.S. Treasury Obligation, 3.00%, due 05/15/47	50,000,000	50,540,389
	1.98		06/12/18	08/02/18	248,940	248,940	249,637,876	U.S. Treasury Obligation, 2.00%, due 07/31/22	260,000,000	254,603,184
	1.98		06/20/18	08/09/18	92,140	92,140	92,392,984	U.S. Treasury Obligation, 1.38%, due 06/30/23	100,000,000	94,230,316
	1.98		06/20/18	08/09/18	99,133	99,133	99,405,268	U.S. Treasury Obligation, 2.00%, due 10/31/22	100,000,000	101,382,163
	1.98		06/20/18	08/09/18	93,855	93,855	94,112,700	U.S. Treasury Obligation, 2.25%, due 02/15/27	100,000,000	95,984,938
	1.98		06/20/18	08/09/18	97,471	97,471	97,738,845	U.S. Treasury Obligation, 1.25%, due 06/30/19	100,000,000	99,682,684
	1.98		06/20/18	08/09/18	226,219	226,219	226,841,580	U.S. Treasury Obligation, 2.13%, due 02/29/24	238,000,000	231,353,041
	1.98		06/20/18	08/09/18	144,942	144,941	145,340,591	U.S. Treasury Obligation, 0.75%, due 07/15/19	150,000,000	148,232,119

Total Standard Chartered Bank						$1,503,167				$1,536,758,004

TD Securities USA LLC	1.92		07/31/18	08/01/18	526,500	526,500	526,528,080	U.S. Treasury Obligations, 0.13% to 3.63%, due 04/15/23 to 01/15/29	445,128,100	537,030,037

6

Schedule of Investments (unaudited) (continued) July 31, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Wells Fargo Securities LLC	1.91%		07/31/18	08/01/18	$150,000	$150,000	$150,007,958	U.S. Treasury Obligations, 0.38% to 3.00%, due 07/15/27 to 02/15/46	$159,642,500	$153,000,069
	1.91	(b)	07/31/18	08/01/18	725,000	725,000	725,038,465	U.S. Treasury Obligations, 0.00% to 8.88%, due 08/15/18 to 05/15/48	729,555,212	739,500,043

Total Wells Fargo Securities LLC						$875,000				$ 892,500,112

Total						$46,480,581				$47,414,291,914

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

7

Schedule of Investments (unaudited) (continued) July 31, 2018	T-Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$ —	$72,658,311,479	$ —	$72,658,311,479

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

8

Schedule of Investments (unaudited) July 31, 2018	Treasury Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 107.3%
U.S. Treasury Bills(a):
1.77%, 08/02/18	USD	2,995,000	$2,994,853,345
1.85%, 08/09/18		2,742,000	2,740,874,900
1.88%, 08/16/18		4,800,460	4,796,706,012
1.88%, 08/23/18		4,320,400	4,315,444,226
1.94%, 08/30/18		2,200,000	2,196,731,770
1.87%, 09/13/18		500,000	498,893,646
1.94%, 09/20/18		1,231,200	1,227,909,333
1.91%, 09/27/18		640,765	638,842,438
1.94%, 10/04/18		806,565	803,805,741
1.92%, 10/11/18		702,000	699,356,903
1.99%, 10/18/18		250,400	249,325,784
1.98%, 10/25/18		1,065,285	1,060,333,335
0.07%, 11/01/18		398,765	396,749,661
2.02%, 11/08/18		12,850	12,779,325
2.10%, 11/23/18		11,335	11,260,340
2.06%, 11/29/18		83,250	82,683,900
2.10%, 12/20/18		37,795	37,487,837
2.11%, 12/27/18		312,580	309,902,138
2.12%, 01/10/19		535,000	529,944,248
2.16%, 01/24/19		321,075	317,717,179
2.21%, 01/31/19		500,000	494,540,000
2.33%, 06/20/19		41,245	40,403,115
2.38%, 07/18/19		207,540	202,828,926
U.S. Treasury Notes:
1.50%, 08/31/18		30,000	30,002,628
1.38%, 09/30/18		921,025	920,310,584
0.88%, 10/15/18		44,900	44,824,991
0.75%, 10/31/18		843,783	841,623,362
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.15%, 10/31/18(b)		465,255	465,252,852

Security		Par (000)	Value
U.S. Treasury Obligations (continued)
1.38%, 11/30/18	USD	36,865	$36,819,895
1.25% - 1.50%, 12/31/18		60,055	59,949,215
1.13%, 01/15/19		205,620	204,757,632
1.13% - 1.50%, 01/31/19		193,910	193,203,783
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.12%, 01/31/19(b)		298,000	298,044,666
0.75%, 02/15/19		225,000	223,237,994
1.13%, 02/28/19		56,850	56,479,452
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 2.05%, 04/30/19(b)		288,895	288,892,809
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.04%, 07/31/19(b)		285,895	286,193,153
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.03%, 10/31/19(b)		905,570	905,673,434
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 1.98%, 01/31/20(b)		1,028,970	1,028,502,811
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.01%, 04/30/20(b)		670,695	670,726,721
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.02%, 07/31/20(b)		150,000	150,000,000

Total U.S. Treasury Obligations — 107.3% (Cost: $31,363,870,084)			31,363,870,084

Total Investments — 107.3% (Cost: $31,363,870,084)			31,363,870,084
Liabilities in Excess of Other Assets — (7.3)%			(2,140,209,750)

Net Assets — 100.0%			$29,223,660,334

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities
U.S. Treasury Obligations	$—	$31,363,870,084	$—	$31,363,870,084

During the period ended July 31, 2018, there were no transfers between levels.

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
COP	Certificates of Participation
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
RAN	Revenue Anticipation Note
RB	Revenue Bonds
SBPA	Stand-by-Bond Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes
VRDP	Variable Rate Demand Preferred

1

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: September 20, 2018